AXA PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.5%)
1290 VT Equity Income Portfolio‡	1,540,471	$6,642,305
1290 VT GAMCO Small Company Value Portfolio‡	42,637	2,483,356
1290 VT Micro Cap Portfolio‡	113,643	1,139,770
ATM International Managed Volatility Portfolio‡	1,790,170	18,481,959
ATM Large Cap Managed Volatility Portfolio‡	4,725,520	72,356,547
ATM Mid Cap Managed Volatility Portfolio‡	1,556,978	12,031,349
ATM Small Cap Managed Volatility Portfolio‡	482,932	5,604,995
EQ/AB Small Cap Growth Portfolio‡	135,409	2,449,244
EQ/BlackRock Basic Value Equity Portfolio‡	382,582	8,956,968
EQ/Global Equity Managed Volatility Portfolio‡	326,814	5,586,920
EQ/International Core Managed Volatility Portfolio‡	382,046	4,097,210
EQ/International Equity Index Portfolio‡	89,526	839,464
EQ/International Value Managed Volatility Portfolio‡	286,264	3,701,607
EQ/JPMorgan Value Opportunities Portfolio‡	438,243	7,677,848
EQ/Large Cap Core Managed Volatility Portfolio‡	1,599,350	17,958,976
EQ/Large Cap Growth Index Portfolio‡	71,748	1,160,836
EQ/Large Cap Growth Managed Volatility Portfolio‡	365,172	13,020,286
EQ/Large Cap Value Managed Volatility Portfolio‡	367,819	6,800,569
EQ/Loomis Sayles Growth Portfolio‡	558,104	4,935,298
EQ/MFS International Growth Portfolio‡	1,036,983	7,981,174
EQ/Morgan Stanley Small Cap Growth Portfolio‡	171,166	1,832,639
EQ/T. Rowe Price Growth Stock Portfolio‡	59,995	3,114,767
Multimanager Mid Cap Growth Portfolio*‡	408,519	4,282,250
Multimanager Mid Cap Value Portfolio‡	147,706	2,310,924

Total Equity		215,447,261

Fixed Income (79.5%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	3,925,708	40,864,853
1290 VT High Yield Bond Portfolio‡	1,397,029	13,811,850
EQ/Core Bond Index Portfolio‡	23,328,375	239,637,177
EQ/Global Bond PLUS Portfolio‡	2,394,647	22,625,148
EQ/Intermediate Government Bond Portfolio‡	30,288,646	320,266,680
EQ/PIMCO Ultra Short Bond Portfolio‡	12,293,614	123,180,985
EQ/Quality Bond PLUS Portfolio‡	3,664,153	32,379,275
Multimanager Core Bond Portfolio‡	4,048,500	40,843,793

Total Fixed Income		833,609,761

Total Investments in Securities (100.0%) (Cost $941,604,431)		1,049,057,022
Other Assets Less Liabilities (0.0%)		(471,563)

Net Assets (100%)		$1,048,585,459

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	3,925,708	27,995,895	12,652,063	(2,608,877)	6,834	2,818,938	40,864,853	197	—
1290 VT Equity Income Portfolio	1,540,471	6,479,166	337,649	(1,184,288)	(8,273)	1,018,051	6,642,305	—	72,718
1290 VT GAMCO Small Company Value Portfolio	42,637	5,911,541	171,943	(4,259,738)	1,312,255	(652,645)	2,483,356	—	5,257
1290 VT High Yield Bond Portfolio	1,397,029	13,419,696	491,226	(1,497,751)	1,036	1,397,643	13,811,850	—	—
1290 VT Micro Cap Portfolio	113,643	1,021,772	—	—	—	117,998	1,139,770	—	—
ATM International Managed Volatility Portfolio	1,790,170	17,477,975	2,119,278	(3,446,664)	91,935	2,239,435	18,481,959	—	—
ATM Large Cap Managed Volatility Portfolio	4,725,520	60,787,709	12,464,882	(13,392,856)	1,011,695	11,485,117	72,356,547	—	662,257
ATM Mid Cap Managed Volatility Portfolio	1,556,978	8,827,707	2,367,468	(757,001)	2,404	1,590,771	12,031,349	—	—
ATM Small Cap Managed Volatility Portfolio	482,932	4,158,665	3,657,855	(3,278,275)	150,054	916,696	5,604,995	—	—
EQ/AB Small Cap Growth Portfolio(a)	135,409	3,352,695	128,212	(1,399,550)	13,281	354,606	2,449,244	—	29,966
EQ/BlackRock Basic Value Equity Portfolio	382,582	11,433,291	500,594	(4,304,214)	1,110,271	217,026	8,956,968	423	115
EQ/Core Bond Index Portfolio	23,328,375	245,699,387	9,315,651	(30,084,346)	27,749	14,678,736	239,637,177	—	—
EQ/Global Bond PLUS Portfolio	2,394,647	23,106,419	884,209	(2,695,952)	(3,785)	1,334,257	22,625,148	—	—
EQ/Global Equity Managed Volatility Portfolio(b)	326,814	4,760,421	723,800	(599,100)	24,736	677,063	5,586,920	—	2,310
EQ/Intermediate Government Bond Portfolio	30,288,646	336,218,061	12,556,227	(42,576,579)	(233,562)	14,302,533	320,266,680	16,135	—
EQ/International Core Managed Volatility Portfolio(c)	382,046	4,167,752	196,490	(799,100)	146,334	385,734	4,097,210	—	—
EQ/International Equity Index Portfolio	89,526	966,080	—	(250,000)	33,104	90,280	839,464	—	—
EQ/International Value Managed Volatility Portfolio(d)	286,264	2,162,898	1,578,050	(413,913)	14,587	359,985	3,701,607	—	—
EQ/JPMorgan Value Opportunities Portfolio	438,243	9,357,516	364,325	(3,333,838)	62,219	1,227,626	7,677,848	84	1,065
EQ/Large Cap Core Managed Volatility Portfolio(e)	1,599,350	16,426,979	660,946	(2,319,989)	182,431	3,008,609	17,958,976	—	3,034
EQ/Large Cap Growth Index Portfolio	71,748	1,445,009	10,150	(500,000)	178,818	26,859	1,160,836	—	10,149
EQ/Large Cap Growth Managed Volatility Portfolio(f)	365,172	12,452,417	570,593	(2,620,439)	717,339	1,900,376	13,020,286	—	10,927
EQ/Large Cap Value Managed Volatility Portfolio(g)	367,819	6,528,184	392,981	(1,198,201)	79,844	997,761	6,800,569	—	—
EQ/Loomis Sayles Growth Portfolio(h)	558,104	6,203,313	217,534	(2,399,100)	288,316	625,235	4,935,298	503	20,541
EQ/MFS International Growth Portfolio	1,036,983	9,995,007	552,907	(3,718,838)	422,736	729,362	7,981,174	264	189,467

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Morgan Stanley Small Cap Growth Portfolio(i)	171,166	2,702,935	—	(1,400,000)	21,275	508,429	1,832,639	—	—
EQ/PIMCO Ultra Short Bond Portfolio	12,293,614	125,426,395	9,665,779	(14,378,411)	(4,722)	2,471,944	123,180,985	—	—
EQ/Quality Bond PLUS Portfolio	3,664,153	32,616,632	1,098,357	(3,207,977)	(967)	1,873,230	32,379,275	—	—
EQ/T. Rowe Price Growth Stock Portfolio	59,995	4,524,792	107,637	(2,099,550)	228,846	353,042	3,114,767	—	9,391
Multimanager Core Bond Portfolio	4,048,500	40,651,698	2,130,534	(4,106,628)	(2,451)	2,170,640	40,843,793	737,441	—
Multimanager Mid Cap Growth Portfolio	408,519	3,538,465	335,542	(299,550)	(3,123)	710,916	4,282,250	—	12,296
Multimanager Mid Cap Value Portfolio	147,706	1,853,215	260,907	(114,363)	(1,428)	312,593	2,310,924	—	6,101

Total		1,051,669,687	76,513,789	(155,245,088)	5,869,788	70,248,846	1,049,057,022	755,047	1,035,594

(a)	Formerly known as AXA/AB Small Cap Growth Portfolio.

(b)	Formerly known as AXA Global Equity Managed Volatility Portfolio.

(c)	Formerly known as AXA International Core Managed Volatility Portfolio.

(d)	Formerly known as AXA International Value Managed Volatility Portfolio.

(e)	Formerly known as AXA Large Cap Core Managed Volatility Portfolio.

(f)	Formerly known as AXA Large Cap Growth Managed Volatility Portfolio.

(g)	Formerly known as AXA Large Cap Value Managed Volatility Portfolio.

(h)	Formerly known as AXA/Loomis Sayles Growth Portfolio.

(i)	Formerly known as AXA/Morgan Stanley Small Cap Growth Portfolio.

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,049,057,022	$—	$1,049,057,022

Total Assets	$—	$1,049,057,022	$—	$1,049,057,022

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,049,057,022	$—	$1,049,057,022

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$107,662,689
Aggregate gross unrealized depreciation	(1,304,327)

Net unrealized appreciation	$106,358,362

Federal income tax cost of investments in securities and derivative instruments, if applicable	$942,698,660

See Notes to Portfolio of Investments.

4

AXA PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (40.8%)
1290 VT Equity Income Portfolio‡	3,160,398	$13,627,213
1290 VT GAMCO Small Company Value Portfolio‡	154,890	9,021,325
1290 VT Micro Cap Portfolio‡	355,429	3,564,733
1290 VT Small Cap Value Portfolio‡	549,840	5,604,251
ATM International Managed Volatility Portfolio‡	5,085,073	52,498,979
ATM Large Cap Managed Volatility Portfolio‡	8,675,005	132,830,550
ATM Mid Cap Managed Volatility Portfolio‡	2,377,890	18,374,847
ATM Small Cap Managed Volatility Portfolio‡	2,676,631	31,065,454
EQ/AB Small Cap Growth Portfolio‡	657,487	11,892,479
EQ/BlackRock Basic Value Equity Portfolio‡	702,522	16,447,348
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	248,967	3,782,540
EQ/Global Equity Managed Volatility Portfolio‡	1,072,631	18,336,739
EQ/International Core Managed Volatility Portfolio‡	1,044,158	11,197,967
EQ/International Equity Index Portfolio‡	197,377	1,850,748
EQ/International Value Managed Volatility Portfolio‡	1,438,404	18,599,640
EQ/JPMorgan Value Opportunities Portfolio‡	849,623	14,885,071
EQ/Large Cap Core Managed Volatility Portfolio‡	2,889,546	32,446,498
EQ/Large Cap Growth Index Portfolio‡	101,817	1,647,336
EQ/Large Cap Growth Managed Volatility Portfolio‡	660,950	23,566,311
EQ/Large Cap Value Managed Volatility Portfolio‡	1,105,489	20,439,277
EQ/Loomis Sayles Growth Portfolio‡	879,723	7,779,359
EQ/MFS International Growth Portfolio‡	3,021,769	23,257,149
EQ/Morgan Stanley Small Cap Growth Portfolio‡	628,866	6,733,123
EQ/T. Rowe Price Growth Stock Portfolio‡	100,240	5,204,157
Multimanager Mid Cap Growth Portfolio*‡	545,008	5,712,978
Multimanager Mid Cap Value Portfolio‡	262,553	4,107,751

Total Equity		494,473,823

Fixed Income (59.2%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	3,563,367	37,093,046
1290 VT High Yield Bond Portfolio‡	1,103,256	10,907,444
EQ/Core Bond Index Portfolio‡	18,923,761	194,391,448
EQ/Global Bond PLUS Portfolio‡	2,071,493	19,571,925
EQ/Intermediate Government Bond Portfolio‡	24,616,613	260,291,630
EQ/PIMCO Ultra Short Bond Portfolio‡	10,767,650	107,890,951
EQ/Quality Bond PLUS Portfolio‡	4,548,092	40,190,441
Multimanager Core Bond Portfolio‡	4,686,568	47,281,014

Total Fixed Income		717,617,899

Total Investments in Securities (100.0%) (Cost $1,014,993,622)		1,212,091,722
Other Assets Less Liabilities (0.0%)		(2,674)

Net Assets (100%)		$1,212,089,048

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	3,563,367	25,005,548	11,453,103	(1,802,617)	5,617	2,431,395	37,093,046	166	—
1290 VT Equity Income Portfolio	3,160,398	13,186,156	383,151	(1,989,388)	54,626	1,992,668	13,627,213	—	149,162
1290 VT GAMCO Small Company Value Portfolio	154,890	12,200,873	202,399	(5,234,810)	(47,203)	1,900,066	9,021,325	—	19,078
1290 VT High Yield Bond Portfolio	1,103,256	10,711,358	202,675	(1,118,312)	(3,515)	1,115,238	10,907,444	—	—
1290 VT Micro Cap Portfolio	355,429	3,392,336	50,668	(279,578)	1,465	399,842	3,564,733	—	—
1290 VT Small Cap Value Portfolio	549,840	7,489,758	101,338	(3,034,156)	(74,035)	1,121,346	5,604,251	—	—
ATM International Managed Volatility Portfolio	5,085,073	49,782,825	4,880,717	(8,811,325)	73,098	6,573,664	52,498,979	—	—
ATM Large Cap Managed Volatility Portfolio	8,675,005	122,600,517	11,317,060	(24,203,580)	2,280,086	20,836,467	132,830,550	—	1,225,012
ATM Mid Cap Managed Volatility Portfolio	2,377,890	14,274,911	2,773,102	(1,101,663)	2,948	2,425,549	18,374,847	—	—
ATM Small Cap Managed Volatility Portfolio	2,676,631	29,600,067	2,901,444	(5,649,553)	328,644	3,884,852	31,065,454	—	—
EQ/AB Small Cap Growth Portfolio(a)	657,487	14,734,888	379,362	(5,489,388)	(113,847)	2,381,464	11,892,479	—	145,371
EQ/BlackRock Basic Value Equity Portfolio	702,522	15,758,929	367,630	(2,019,620)	81,501	2,258,908	16,447,348	776	212
EQ/Core Bond Index Portfolio	18,923,761	207,469,472	3,554,190	(28,916,378)	133,979	12,150,185	194,391,448	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio(b)	248,967	3,281,622	297,447	(279,578)	8,329	474,720	3,782,540	—	21,779
EQ/Global Bond PLUS Portfolio	2,071,493	18,584,443	1,623,364	(1,785,969)	9,117	1,140,970	19,571,925	—	—
EQ/Global Equity Managed Volatility Portfolio(c)	1,072,631	17,228,336	311,587	(1,677,467)	30,817	2,443,466	18,336,739	—	7,577
EQ/Intermediate Government Bond Portfolio	24,616,613	280,466,119	4,853,360	(36,714,327)	(92,454)	11,778,932	260,291,630	13,104	—
EQ/International Core Managed Volatility Portfolio(d)	1,044,158	10,725,520	202,675	(1,118,312)	72,070	1316,014	11,197,967	—	—
EQ/International Equity Index Portfolio	197,377	1,855,722	—	(249,999)	28,189	216,836	1,850,748	—	—
EQ/International Value Managed Volatility Portfolio(e)	1,438,404	6,915,915	11,040,044	(776,159)	7,216	1,412,624	18,599,640	—	—
EQ/JPMorgan Value Opportunities Portfolio	849,623	15,984,756	267,530	(3,910,464)	103,124	2,440,125	14,885,071	162	2,062
EQ/Large Cap Core Managed Volatility Portfolio(f)	2,889,546	29,704,440	562,837	(3,570,357)	361,099	5,388,479	32,446,498	—	5,482
EQ/Large Cap Growth Index Portfolio	101,817	1,941,073	14,402	(600,000)	213,813	78,048	1,647,336	—	14,402
EQ/Large Cap Growth Managed Volatility Portfolio(g)	660,950	26,533,143	489,402	(8,723,776)	4,186,510	1,081,032	23,566,311	—	21,420
EQ/Large Cap Value Managed Volatility Portfolio(h)	1,105,489	18,904,607	354,679	(1,957,045)	84,092	3,052,944	20,439,277	—	—

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Loomis Sayles Growth Portfolio(i)	879,723	7,417,507	185,165	(1,138,734)	99,354	1,216,067	7,779,359	792	32,367
EQ/MFS International Growth Portfolio	3,021,769	29,676,375	1,059,077	(10,962,277)	1,354,213	2,129,761	23,257,149	797	570,947
EQ/Morgan Stanley Small Cap Growth Portfolio(j)	628,866	4,856,816	1,320,022	(388,079)	2,024	942,340	6,733,123	—	—
EQ/PIMCO Ultra Short Bond Portfolio	10,767,650	109,622,375	9,304,069	(13,164,804)	(13,054)	2,142,365	107,890,951	—	—
EQ/Quality Bond PLUS Portfolio	4,548,092	28,875,081	11,382,958	(2,190,697)	5,646	2,117,453	40,190,441	—	—
EQ/T. Rowe Price Growth Stock Portfolio	100,240	5,392,341	117,038	(1,259,156)	231,066	722,868	5,204,157	—	15,701
Multimanager Core Bond Portfolio	4,686,568	35,621,620	12,371,003	(3,029,430)	968	2,316,853	47,281,014	786,038	—
Multimanager Mid Cap Growth Portfolio*	545,008	4,630,924	442,061	(279,578)	(5,813)	925,384	5,712,978	—	16,392
Multimanager Mid Cap Value Portfolio	262,553	3,387,950	436,488	(279,578)	10,974	551,917	4,107,751	—	10,820

Total		1,187,814,323	95,202,047	(183,706,154)	9,420,664	103,360,842	1,212,091,722	801,835	2,257,784

(a)	Formerly known as AXA/AB Small Cap Growth Portfolio.

(b)	Formerly known as AXA/Franklin Small Cap Value Managed Volatility Portfolio.

(c)	Formerly known as AXA Global Equity Managed Volatility Portfolio.

(d)	Formerly known as AXA International Core Managed Volatility Portfolio.

(e)	Formerly known as AXA International Value Managed Volatility Portfolio.

(f)	Formerly known as AXA Large Cap Core Managed Volatility Portfolio.

(g)	Formerly known as AXA Large Cap Growth Managed Volatility Portfolio.

(h)	Formerly known as AXA Large Cap Value Managed Volatility Portfolio.

(i)	Formerly known as AXA/Loomis Sayles Growth Portfolio.

(j)	Formerly known as AXA/Morgan Stanley Small Cap Growth Portfolio.

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,212,091,722	$—	$1,212,091,722
Short-Term Investment
Investment Company	—	—	—	—

Total Assets	$—	$1,212,091,722	$—	$1,212,091,722

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,212,091,722	$—	$1,212,091,722

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$202,510,262
Aggregate gross unrealized depreciation	(7,605,132)

Net unrealized appreciation	$194,905,130

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,017,186,592

See Notes to Portfolio of Investments.

4

AXA PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (50.9%)
1290 VT Equity Income Portfolio‡	19,076,838	$82,256,772
1290 VT GAMCO Small Company Value Portfolio‡	1,179,849	68,718,504
1290 VT Micro Cap Portfolio‡	2,491,585	24,989,072
1290 VT Small Cap Value Portfolio‡	4,768,682	48,604,821
ATM International Managed Volatility Portfolio‡	47,108,876	486,358,352
ATM Large Cap Managed Volatility Portfolio‡	55,647,175	852,062,285
ATM Mid Cap Managed Volatility Portfolio‡	10,135,675	78,322,148
ATM Small Cap Managed Volatility Portfolio‡	25,650,824	297,708,052
EQ/AB Small Cap Growth Portfolio‡	7,852,510	142,034,364
EQ/BlackRock Basic Value Equity Portfolio‡	4,521,412	105,854,729
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,688,790	40,850,629
EQ/Global Equity Managed Volatility Portfolio‡	10,121,437	173,027,049
EQ/International Core Managed Volatility Portfolio‡	10,481,954	112,412,621
EQ/International Equity Index Portfolio‡	1,499,680	14,062,069
EQ/International Value Managed Volatility Portfolio‡	8,685,904	112,315,244
EQ/JPMorgan Value Opportunities Portfolio‡	5,047,968	88,438,481
EQ/Large Cap Core Managed Volatility Portfolio‡	18,576,426	208,593,276
EQ/Large Cap Growth Index Portfolio‡	448,439	7,255,432
EQ/Large Cap Growth Managed Volatility Portfolio‡	4,195,886	149,605,245
EQ/Large Cap Value Managed Volatility Portfolio‡	7,830,706	144,781,132
EQ/Loomis Sayles Growth Portfolio‡	6,191,388	54,750,221
EQ/MFS International Growth Portfolio‡	27,629,503	212,651,421
EQ/Morgan Stanley Small Cap Growth Portfolio‡	4,810,444	51,504,290
EQ/T. Rowe Price Growth Stock Portfolio‡	600,263	31,163,938
Multimanager Mid Cap Growth Portfolio*‡	1,632,786	17,115,456
Multimanager Mid Cap Value Portfolio‡	1,744,056	27,286,522

Total Equity		3,632,722,125

Fixed Income (49.1%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	15,411,540	160,427,182
1290 VT High Yield Bond Portfolio‡	5,623,401	55,596,262
EQ/Core Bond Index Portfolio‡	90,857,547	933,320,310
EQ/Global Bond PLUS Portfolio‡	10,320,161	97,507,146
EQ/Intermediate Government Bond Portfolio‡	119,471,228	1,263,267,228
EQ/PIMCO Ultra Short Bond Portfolio‡	52,832,760	529,379,847
EQ/Quality Bond PLUS Portfolio‡	24,128,413	213,217,240
Multimanager Core Bond Portfolio‡	24,619,027	248,372,075

Total Fixed Income		3,501,087,290

Total Investments in Securities (100.0%) (Cost $5,836,968,302)		7,133,809,415
Other Assets Less Liabilities (0.0%)		989,034

Net Assets (100%)		$7,134,798,449

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	15,411,540	124,720,549	31,925,765	(7,346,431)	27,358	11,099,941	160,427,182	765	—
1290 VT Equity Income Portfolio	19,076,838	90,755,350	901,607	(22,916,306)	151,551	13,364,570	82,256,772	—	901,607
1290 VT GAMCO Small Company Value Portfolio	1,179,849	98,595,715	2,645,592	(47,112,625)	17,097,399	(2,507,577)	68,718,504	—	145,592
1290 VT High Yield Bond Portfolio	5,623,401	54,094,752	—	(4,131,708)	(2,459)	5,635,677	55,596,262	—	—
1290 VT Micro Cap Portfolio	2,491,585	24,071,957	—	(1,950,792)	115,529	2,752,378	24,989,072	—	—
1290 VT Small Cap Value Portfolio	4,768,682	49,446,595	—	(8,028,028)	44,961	7,141,293	48,604,821	—	—
ATM International Managed Volatility Portfolio	47,108,876	425,641,461	55,250,001	(51,881,696)	483,758	56,864,828	486,358,352	—	—
ATM Large Cap Managed Volatility Portfolio	55,647,175	778,037,434	23,857,085	(92,388,253)	9,128,964	133,427,055	852,062,285	—	7,857,084
ATM Mid Cap Managed Volatility Portfolio	10,135,675	46,182,870	27,100,001	(5,278,820)	46,889	10,271,208	78,322,148	—	—
ATM Small Cap Managed Volatility Portfolio	25,650,824	209,921,581	75,750,000	(20,213,695)	551,225	31,698,941	297,708,052	—	—
EQ/AB Small Cap Growth Portfolio(a)	7,852,510	173,042,354	1,740,124	(58,895,125)	2,961,838	23,185,173	142,034,364	—	1,740,125
EQ/BlackRock Basic Value Equity Portfolio	4,521,412	107,587,069	6,366	(17,674,459)	3,695,592	12,240,161	105,854,729	5,001	1,364
EQ/Core Bond Index Portfolio	90,857,547	1,011,184,535	8,600,000	(145,726,809)	605,396	58,657,188	933,320,310	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio(b)	2,688,790	27,886,226	10,085,612	(1,950,792)	52,181	4,777,402	40,850,629	—	235,612
EQ/Global Bond PLUS Portfolio	10,320,161	91,649,413	7,599,999	(7,459,736)	(16,639)	5,734,109	97,507,146	—	—
EQ/Global Equity Managed Volatility Portfolio(c)	10,121,437	167,923,474	71,591	(18,895,125)	172,806	23,754,303	173,027,049	—	71,592
EQ/Intermediate Government Bond Portfolio	119,471,228	1,364,607,107	22,262,851	(180,067,851)	(432,612)	56,897,733	1,263,267,228	62,851	—
EQ/International Core Managed Volatility Portfolio(d)	10,481,954	111,338,019	—	(13,263,417)	652,306	13,685,713	112,412,621	—	—
EQ/International Equity Index Portfolio	1,499,680	21,235,273	—	(9,573,556)	88,972	2,311,380	14,062,069	—	—
EQ/International Value Managed Volatility Portfolio(e)	8,685,904	53,873,638	53,200,000	(4,705,264)	51,487	9,895,383	112,315,244	—	—
EQ/JPMorgan Value Opportunities Portfolio	5,047,968	99,669,446	13,246	(27,043,542)	916,675	14,882,656	88,438,481	964	12,283
EQ/Large Cap Core Managed Volatility Portfolio(f)	18,576,426	192,712,372	36,139	(21,526,834)	3,340,048	34,031,551	208,593,276	—	36,138
EQ/Large Cap Growth Index Portfolio	448,439	11,752,575	63,432	(6,000,000)	2,793,479	(1,354,054)	7,255,432	—	63,431
EQ/Large Cap Growth Managed Volatility Portfolio(g)	4,195,886	160,799,202	129,858	(44,852,487)	21,976,362	11,552,310	149,605,245	—	129,858

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Large Cap Value Managed Volatility Portfolio(h)	7,830,706	123,953,147	14,499,999	(16,917,889)	1,523,986	21,721,889	144,781,132	—	—
EQ/Loomis Sayles Growth Portfolio(i)	6,191,388	64,420,770	259,002	(21,508,945)	5,369,076	6,210,318	54,750,221	6,186	252,815
EQ/MFS International Growth Portfolio	27,629,503	288,359,120	5,131,371	(112,287,876)	10,936,951	20,511,855	212,651,421	7,153	5,124,217
EQ/Morgan Stanley Small Cap Growth Portfolio(j)	4,810,444	42,584,816	3,500,000	(3,328,028)	19,429	8,728,073	51,504,290	—	—
EQ/PIMCO Ultra Short Bond Portfolio	52,832,760	535,818,912	45,000,001	(61,817,085)	(78,644)	10,456,663	529,379,847	—	—
EQ/Quality Bond PLUS Portfolio	24,128,413	140,530,165	71,074,999	(9,870,778)	43,267	11,439,587	213,217,240	—	—
EQ/T. Rowe Price Growth Stock Portfolio	600,263	28,503,716	94,195	(2,754,472)	372,158	4,948,341	31,163,938	—	94,195
Multimanager Core Bond Portfolio	24,619,027	178,068,514	70,596,213	(12,625,250)	(18,939)	12,351,537	248,372,075	4,196,213	—
Multimanager Mid Cap Growth Portfolio*	1,632,786	14,408,738	349,289	(573,556)	(34)	2,931,019	17,115,456	—	49,289
Multimanager Mid Cap Value Portfolio	1,744,056	24,268,615	371,927	(1,377,236)	3,823	4,019,393	27,286,522	—	71,928

Total		6,937,645,480	532,116,265	(1,061,944,466)	82,674,139	643,317,997	7,133,809,415	4,279,133	16,787,130

(a)	Formerly known as AXA/AB Small Cap Growth Portfolio.

(b)	Formerly known as AXA/Franklin Small Cap Value Managed Volatility Portfolio.

(c)	Formerly known as AXA Global Equity Managed Volatility Portfolio.

(d)	Formerly known as AXA International Core Managed Volatility Portfolio.

(e)	Formerly known as AXA International Value Managed Volatility Portfolio.

(f)	Formerly known as AXA Large Cap Core Managed Volatility Portfolio.

(g)	Formerly known as AXA Large Cap Growth Managed Volatility Portfolio.

(h)	Formerly known as AXA Large Cap Value Managed Volatility Portfolio.

(i)	Formerly known as AXA/Loomis Sayles Growth Portfolio.

(j)	Formerly known as AXA/Morgan Stanley Small Cap Growth Portfolio.

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$7,133,809,415	$—	$7,133,809,415

Total Assets	$—	$7,133,809,415	$—	$7,133,809,415

Total Liabilities	$—	$—	$—	$—

Total	$—	$7,133,809,415	$—	$7,133,809,415

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,317,254,964
Aggregate gross unrealized depreciation	(49,462,771)

Net unrealized appreciation	$1,267,792,193

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,866,017,222

See Notes to Portfolio of Investments.

4

AXA PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (71.3%)
1290 VT Equity Income Portfolio‡	32,625,731	$140,677,790
1290 VT GAMCO Small Company Value Portfolio‡	2,666,942	155,331,985
1290 VT Micro Cap Portfolio‡	5,378,789	53,945,966
1290 VT Small Cap Value Portfolio‡	8,492,960	86,564,545
ATM International Managed Volatility Portfolio‡	71,447,238	737,630,869
ATM Large Cap Managed Volatility Portfolio‡	92,383,769	1,414,568,219
ATM Mid Cap Managed Volatility Portfolio‡	9,999,836	77,272,470
ATM Small Cap Managed Volatility Portfolio‡	47,069,666	546,298,952
EQ/AB Small Cap Growth Portfolio‡	15,362,301	277,869,691
EQ/BlackRock Basic Value Equity Portfolio‡	7,735,130	181,093,883
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	5,527,018	83,971,670
EQ/Global Equity Managed Volatility Portfolio‡	16,299,368	278,639,442
EQ/International Core Managed Volatility Portfolio‡	17,211,428	184,582,160
EQ/International Equity Index Portfolio‡	3,798,826	35,620,497
EQ/International Value Managed Volatility Portfolio‡	10,011,913	129,461,534
EQ/JPMorgan Value Opportunities Portfolio‡	7,536,962	132,044,717
EQ/Large Cap Core Managed Volatility Portfolio‡	31,039,446	348,539,582
EQ/Large Cap Growth Index Portfolio‡	881,255	14,258,107
EQ/Large Cap Growth Managed Volatility Portfolio‡	7,270,646	259,236,482
EQ/Large Cap Value Managed Volatility Portfolio‡	13,960,218	258,109,048
EQ/Loomis Sayles Growth Portfolio‡	11,155,485	98,647,548
EQ/MFS International Growth Portfolio‡	47,164,876	363,006,099
EQ/Morgan Stanley Small Cap Growth Portfolio‡	10,821,657	115,864,934
EQ/T. Rowe Price Growth Stock Portfolio‡	1,120,314	58,163,490
Multimanager Mid Cap Growth Portfolio*‡	2,180,546	22,857,284
Multimanager Mid Cap Value Portfolio‡	1,327,899	20,775,560

Total Equity		6,075,032,524

Fixed Income (28.7%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	10,890,252	113,362,610
1290 VT High Yield Bond Portfolio‡	3,674,985	36,333,071
EQ/Core Bond Index Portfolio‡	65,461,889	672,447,277
EQ/Global Bond PLUS Portfolio‡	1,245,562	11,768,346
EQ/Intermediate Government Bond Portfolio‡	85,679,397	905,958,497
EQ/PIMCO Ultra Short Bond Portfolio‡	37,110,109	371,840,203
EQ/Quality Bond PLUS Portfolio‡	17,709,181	156,491,963
Multimanager Core Bond Portfolio‡	17,712,599	178,695,729

Total Fixed Income		2,446,897,696

Total Investments in Securities (100.0%) (Cost $6,376,344,955)		8,521,930,220
Other Assets Less Liabilities (0.0%)		375,077

Net Assets (100%)		$8,522,305,297

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	10,890,252	86,591,482	24,425,528	(5,426,550)	18,578	7,753,572	113,362,610	529	–
1290 VT Equity Income Portfolio	32,625,731	154,992,993	1,541,411	(38,413,401)	52,038	22,504,749	140,677,790	—	1,541,411
1290 VT GAMCO Small Company Value Portfolio	2,666,942	161,667,208	328,757	(32,743,552)	4,615,062	21,464,510	155,331,985	—	328,757
1290 VT High Yield Bond Portfolio	3,674,985	31,725,208	3,499,999	(2,451,864)	5,722	3,554,006	36,333,071	—	—
1290 VT Micro Cap Portfolio	5,378,789	51,929,809	—	(4,173,577)	416,008	5,773,726	53,945,966	—	—
1290 VT Small Cap Value Portfolio	8,492,960	80,425,980	—	(5,895,290)	100,119	11,933,736	86,564,545	—	—
ATM International Managed Volatility Portfolio	71,447,238	650,097,945	60,250,000	(58,276,827)	413,392	85,146,359	737,630,869	—	—
ATM Large Cap Managed Volatility Portfolio	92,383,769	1,287,277,428	33,498,625	(140,663,201)	12,650,426	221,804,941	1,414,568,219	—	12,998,623
ATM Mid Cap Managed Volatility Portfolio	9,999,836	65,578,316	8,199,999	(7,617,002)	314,844	10,796,313	77,272,470	—	—
ATM Small Cap Managed Volatility Portfolio	47,069,666	438,398,006	81,550,000	(35,894,560)	775,743	61,469,763	546,298,952	—	—
EQ/AB Small Cap Growth Portfolio(a)	15,362,301	285,240,295	3,403,475	(55,472,720)	2,410,303	42,288,338	277,869,691	—	3,403,475
EQ/BlackRock Basic Value Equity Portfolio	7,735,130	193,860,931	10,885	(40,286,978)	10,140,817	17,368,228	181,093,883	8,552	2,332
EQ/Core Bond Index Portfolio	65,461,889	690,960,017	41,924,999	(101,656,223)	3,225,028	37,993,456	672,447,277	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio(b)	5,527,018	59,337,517	19,483,787	(4,173,577)	149,980	9,173,963	83,971,670	—	483,787
EQ/Global Bond PLUS Portfolio	1,245,562	11,102,729	—	—	—	665,617	11,768,346	—	—
EQ/Global Equity Managed Volatility Portfolio(c)	16,299,368	255,194,435	6,365,216	(20,660,555)	(167,941)	37,908,287	278,639,442	—	115,216
EQ/Intermediate Government Bond Portfolio	85,679,397	1,019,895,514	6,445,357	(161,815,795)	(497,417)	41,930,838	905,958,497	45,355	—
EQ/International Core Managed Volatility Portfolio(d)	17,211,428	175,551,971	—	(13,773,704)	1,025,998	21,777,895	184,582,160	—	—
EQ/International Equity Index Portfolio	3,798,826	61,138,101	—	(30,934,987)	656,118	4,761,265	35,620,497	—	—
EQ/International Value Managed Volatility Portfolio(e)	10,011,913	88,205,597	35,500,000	(8,608,564)	130,910	14,233,591	129,461,534	—	—
EQ/JPMorgan Value Opportunities Portfolio	7,536,962	135,415,357	19,763	(25,163,401)	486,542	21,286,456	132,044,717	1,439	18,323
EQ/Large Cap Core Managed Volatility Portfolio(f)	31,039,446	341,084,415	59,704	(58,769,119)	15,410,434	50,754,148	348,539,582	—	59,705
EQ/Large Cap Growth Index Portfolio	881,255	18,484,293	124,655	(6,991,562)	3,541,389	(900,668)	14,258,107	—	124,653
EQ/Large Cap Growth Managed Volatility Portfolio(g)	7,270,646	257,328,051	221,416	(53,282,267)	23,341,295	31,627,987	259,236,482	—	221,417

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Large Cap Value Managed Volatility Portfolio(h)	13,960,218	248,920,736	—	(31,663,527)	8,158,914	32,692,925	258,109,048	—	—
EQ/Loomis Sayles Growth Portfolio(i)	11,155,485	99,722,726	420,801	(19,758,564)	3,935,861	14,326,724	98,647,548	10,051	410,749
EQ/MFS International Growth Portfolio	47,164,876	392,809,580	8,668,327	(89,023,956)	9,602,516	40,949,632	363,006,099	12,083	8,656,243
EQ/Morgan Stanley Small Cap Growth Portfolio(j)	10,821,657	102,581,627	—	(8,347,154)	40,301	21,590,160	115,864,934	—	—
EQ/PIMCO Ultra Short Bond Portfolio	37,110,109	361,773,231	39,100,001	(36,260,681)	(21,190)	7,248,842	371,840,203	—	—
EQ/Quality Bond PLUS Portfolio	17,709,181	109,078,801	48,599,999	(10,068,866)	54,093	8,827,936	156,491,963	—	—
EQ/T. Rowe Price Growth Stock Portfolio	1,120,314	58,347,484	175,637	(10,865,139)	2,118,188	8,387,320	58,163,490	—	175,637
Multimanager Core Bond Portfolio	17,712,599	130,290,763	48,887,886	(9,600,126)	(17,718)	9,134,924	178,695,729	3,087,887	—
Multimanager Mid Cap Growth Portfolio*	2,180,546	18,939,490	815,746	(730,151)	1,102	3,831,097	22,857,284	—	65,747
Multimanager Mid Cap Value Portfolio	1,327,899	18,619,996	804,842	(1,721,713)	(18,057)	3,090,492	20,775,560	—	54,842

Total		8,142,568,032	474,326,815	(1,131,185,153)	103,069,398	933,151,128	8,521,930,220	3,165,896	28,660,917

(a)	Formerly known as AXA/AB Small Cap Growth Portfolio.

(b)	Formerly known as AXA/Franklin Small Cap Value Managed Volatility Portfolio.

(c)	Formerly known as AXA Global Equity Managed Volatility Portfolio.

(d)	Formerly known as AXA International Core Managed Volatility Portfolio.

(e)	Formerly known as AXA International Value Managed Volatility Portfolio.

(f)	Formerly known as AXA Large Cap Core Managed Volatility Portfolio.

(g)	Formerly known as AXA Large Cap Growth Managed Volatility Portfolio.

(h)	Formerly known as AXA Large Cap Value Managed Volatility Portfolio.

(i)	Formerly known as AXA/Loomis Sayles Growth Portfolio.

(j)	Formerly known as AXA/Morgan Stanley Small Cap Growth Portfolio.

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$8,521,930,220	$—	$8,521,930,220

Total Assets	$—	$8,521,930,220	$—	$8,521,930,220

Total Liabilities	$—	$—	$—	$—

Total	$—	$8,521,930,220	$—	$8,521,930,220

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2019.

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,105,909,206
Aggregate gross unrealized depreciation	(36,781,443)

Net unrealized appreciation	$2,069,127,763

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,452,802,457

See Notes to Portfolio of Investments.

4

AXA PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (91.7%)
1290 VT Equity Income Portfolio‡	17,244,009	$74,353,860
1290 VT GAMCO Small Company Value Portfolio‡	1,353,660	78,841,855
1290 VT Micro Cap Portfolio‡	2,445,684	24,528,718
1290 VT Small Cap Value Portfolio‡	2,913,904	29,699,983
ATM International Managed Volatility Portfolio‡	34,649,028	357,721,209
ATM Large Cap Managed Volatility Portfolio‡	47,311,662	724,430,004
ATM Mid Cap Managed Volatility Portfolio‡	5,424,085	41,913,931
ATM Small Cap Managed Volatility Portfolio‡	21,537,954	249,973,342
EQ/AB Small Cap Growth Portfolio‡	5,617,767	101,612,850
EQ/BlackRock Basic Value Equity Portfolio‡	4,219,506	98,786,528
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,578,765	39,179,025
EQ/Global Equity Managed Volatility Portfolio‡	7,796,824	133,287,548
EQ/International Core Managed Volatility Portfolio‡	7,115,850	76,313,188
EQ/International Equity Index Portfolio‡	3,201,778	30,022,148
EQ/International Value Managed Volatility Portfolio‡	4,808,390	62,176,084
EQ/JPMorgan Value Opportunities Portfolio‡	2,865,265	50,198,360
EQ/Large Cap Core Managed Volatility Portfolio‡	15,764,566	177,019,114
EQ/Large Cap Growth Index Portfolio‡	332,128	5,373,595
EQ/Large Cap Growth Managed Volatility Portfolio‡	3,567,172	127,188,298
EQ/Large Cap Value Managed Volatility Portfolio‡	7,600,112	140,517,694
EQ/Loomis Sayles Growth Portfolio‡	7,284,160	64,413,560
EQ/MFS International Growth Portfolio‡	24,193,755	186,208,074
EQ/Morgan Stanley Small Cap Growth Portfolio‡	5,070,147	54,284,868
EQ/T. Rowe Price Growth Stock Portfolio‡	350,917	18,218,603
Multimanager Mid Cap Growth Portfolio*‡	909,343	9,532,071
Multimanager Mid Cap Value Portfolio‡	472,660	7,394,971

Total Equity		2,963,189,481

Fixed Income (8.3%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,529,938	15,925,960
1290 VT High Yield Bond Portfolio‡	422,061	4,172,744
EQ/Core Bond Index Portfolio‡	7,493,305	76,973,830
EQ/Intermediate Government Bond Portfolio‡	10,143,631	107,256,927
EQ/PIMCO Ultra Short Bond Portfolio‡	3,627,254	36,344,780
EQ/Quality Bond PLUS Portfolio‡	1,323,099	11,691,926
Multimanager Core Bond Portfolio‡	1,697,195	17,122,359

Total Fixed Income		269,488,526

Total Investments in Securities (100.0%) (Cost $2,280,289,332)		3,232,678,007
Other Assets Less Liabilities (0.0%)		926,502

Net Assets (100%)		$3,233,604,509

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	1,529,938	13,728,002	2,016,811	(951,852)	2,725	1,130,274	15,925,960	77	—
1290 VT Equity Income Portfolio	17,244,009	67,868,129	889,195	(5,177,228)	(1,071)	10,774,835	74,353,860	—	813,896
1290 VT GAMCO Small Company Value Portfolio	1,353,660	73,065,277	258,799	(6,384,479)	3,194	11,899,064	78,841,855	—	166,766
1290 VT High Yield Bond Portfolio	422,061	3,770,938	—	—	—	401,806	4,172,744	—	—
1290 VT Micro Cap Portfolio	2,445,684	23,517,048	25,101	(1,810,876)	179,008	2,618,437	24,528,718	—	—
1290 VT Small Cap Value Portfolio	2,913,904	28,116,598	33,468	(2,669,900)	28,655	4,191,162	29,699,983	—	—
ATM International Managed Volatility Portfolio	34,649,028	291,530,479	49,701,399	(24,841,462)	(4,607)	41,335,400	357,721,209	—	—
ATM Large Cap Managed Volatility Portfolio	47,311,662	693,436,132	10,397,753	(104,208,520)	18,739,960	106,064,679	724,430,004	—	6,628,021
ATM Mid Cap Managed Volatility Portfolio	5,424,085	37,329,660	1,316,834	(3,018,126)	(9,303)	6,294,866	41,913,931	—	—
ATM Small Cap Managed Volatility Portfolio	21,537,954	178,203,293	58,884,068	(13,790,552)	318,629	26,357,904	249,973,342	—	—
EQ/AB Small Cap Growth Portfolio(a)	5,617,767	95,056,944	1,369,348	(9,565,176)	940,837	13,810,897	101,612,850	—	1,243,848
EQ/BlackRock Basic Value Equity Portfolio	4,219,506	92,034,401	97,964	(7,145,276)	371,278	13,428,161	98,786,528	4,659	1,271
EQ/Core Bond Index Portfolio	7,493,305	82,926,268	83,667	(10,791,651)	114,911	4,640,635	76,973,830	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio(b)	2,578,765	28,704,000	8,000,724	(2,066,274)	72,919	4,467,656	39,179,025	—	225,625
EQ/Global Equity Managed Volatility Portfolio(c)	7,796,824	124,779,507	188,946	(9,658,003)	(4,427)	17,981,525	133,287,548	—	55,079
EQ/Intermediate Government Bond Portfolio	10,143,631	116,949,055	130,900	(14,554,378)	(23,127)	4,754,477	107,256,927	5,400	—
EQ/International Core Managed Volatility Portfolio(d)	7,115,850	73,350,248	92,032	(6,639,877)	792,187	8,718,598	76,313,188	—	—
EQ/International Equity Index Portfolio	3,201,778	51,510,844	41,833	(25,518,126)	7,655,777	(3,668,180)	30,022,148	—	—
EQ/International Value Managed Volatility Portfolio(e)	4,808,390	51,501,483	7,050,200	(3,366,353)	135,029	6,855,725	62,176,084	—	—
EQ/JPMorgan Value Opportunities Portfolio	2,865,265	47,260,409	82,811	(4,921,830)	137,467	7,639,503	50,198,360	547	6,964
EQ/Large Cap Core Managed Volatility Portfolio(f)	15,764,566	168,632,856	213,976	(23,279,755)	3,784,314	27,667,723	177,019,114	—	29,909
EQ/Large Cap Growth Index Portfolio	332,128	15,018,153	63,713	(10,696,453)	5,877,241	(4,889,059)	5,373,595	—	46,979
EQ/Large Cap Growth Managed Volatility Portfolio(g)	3,567,172	112,328,676	232,179	(9,309,777)	800,571	23,136,649	127,188,298	—	106,680
EQ/Large Cap Value Managed Volatility Portfolio(h)	7,600,112	143,427,696	150,600	(25,354,457)	8,821,671	13,472,184	140,517,694	—	—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Loomis Sayles Growth Portfolio(i)	7,284,160	61,094,347	333,121	(7,986,174)	725,457	10,246,809	64,413,560	6,558	267,997
EQ/MFS International Growth Portfolio	24,193,755	187,094,054	4,635,764	(29,646,029)	(180,584)	24,304,869	186,208,074	6,170	4,420,427
EQ/Morgan Stanley Small Cap Growth Portfolio(j)	5,070,147	47,999,291	50,200	(3,877,150)	72,779	10,039,748	54,284,868	—	—
EQ/PIMCO Ultra Short Bond Portfolio	3,627,254	35,214,541	3,441,833	(3,018,126)	(886)	707,418	36,344,780	—	—
EQ/Quality Bond PLUS Portfolio	1,323,099	11,609,517	8,368	(603,625)	4,961	672,705	11,691,926	—	—
EQ/T. Rowe Price Growth Stock Portfolio	350,917	17,106,071	88,477	(2,159,102)	274,668	2,908,489	18,218,603	—	55,011
Multimanager Core Bond Portfolio	1,697,195	17,083,413	328,398	(1,207,250)	(700)	918,498	17,122,359	311,666	—
Multimanager Mid Cap Growth Portfolio*	909,343	7,803,466	785,752	(603,625)	26,609	1,519,869	9,532,071	—	27,386
Multimanager Mid Cap Value Portfolio	472,660	6,194,374	777,874	(603,625)	29,718	996,630	7,394,971	—	19,508

Total		3,005,245,170	151,772,108	(375,425,087)	49,685,860	401,399,956	3,232,678,007	335,077	14,115,367

(a)	Formerly known as AXA/AB Small Cap Growth Portfolio.

(b)	Formerly known as AXA/Franklin Small Cap Value Managed Volatility Portfolio.

(c)	Formerly known as AXA Global Equity Managed Volatility Portfolio.

(d)	Formerly known as AXA International Core Managed Volatility Portfolio.

(e)	Formerly known as AXA International Value Managed Volatility Portfolio.

(f)	Formerly known as AXA Large Cap Core Managed Volatility Portfolio.

(g)	Formerly known as AXA Large Cap Growth Managed Volatility Portfolio.

(h)	Formerly known as AXA Large Cap Value Managed Volatility Portfolio.

(i)	Formerly known as AXA/Loomis Sayles Growth Portfolio.

(j)	Formerly known as AXA/Morgan Stanley Small Cap Growth Portfolio.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,232,678,007	$—	$3,232,678,007

Total Assets	$—	$3,232,678,007	$—	$3,232,678,007

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,232,678,007	$—	$3,232,678,007

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$945,442,767
Aggregate gross unrealized depreciation	(26,580,127)

Net unrealized appreciation	$918,862,640

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,313,815,367

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (0.4%)
Invesco DB Base Metals Fund	1,320	$19,496
Invesco DB Commodity Index Tracking Fund	4,390	66,026
Invesco DB Gold Fund	1,870	84,066
Invesco DB Silver Fund	400	9,958

Total Commodity		179,546

Equity (1.8%)
Invesco S&P 500 BuyWrite ETF	9,650	208,923
iShares Global Infrastructure ETF	4,040	188,062
iShares Micro-Cap ETF	640	56,416
iShares MSCI EAFE Small-Cap ETF	3,470	198,588
iShares U.S. Oil & Gas Exploration & Production ETF	1,740	88,740

Total Equity		740,729

Fixed Income (22.2%)
iShares Floating Rate Bond ETF	37,720	1,922,589
iShares International Treasury Bond ETF	1,640	82,771
iShares JP Morgan USD Emerging Markets Bond ETF	26,120	2,960,702
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	40,730	1,100,117
Vanguard Short-Term Inflation- Protected Securities ETF	8,980	440,469
Vanguard Total International Bond ETF	42,010	2,471,448

Total Fixed Income		8,978,096

Specialty (0.4%)
Invesco DB G10 Currency Harvest Fund	7,390	180,907

Total Exchange Traded Funds (24.8%) (Cost $9,813,989)		10,079,278

INVESTMENT COMPANIES:
Alternatives (10.7%)
1290 VT Convertible Securities Portfolio‡	287,651	3,295,838
1290 VT Energy Portfolio‡	9,268	51,899
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	40,675	511,816
1290 VT Natural Resources Portfolio‡	8,510	64,798
1290 VT Real Estate Portfolio‡	12,257	147,931
AQR Managed Futures Strategy Fund, Institutional Class*	7,155	62,966
BlackRock Global Long/Short Credit Fund, Institutional Class	9,282	94,213
Franklin K2 Alternative Strategies Fund, Advisor Class	7,916	91,111

Total Alternatives		4,320,572

Equity (19.3%)
1290 VT GAMCO Small Company Value Portfolio‡	6,628	386,034
1290 VT Low Volatility Global Equity Portfolio‡	17,242	219,783
1290 VT Micro Cap Portfolio‡	13,990	140,308
1290 VT SmartBeta Equity Portfolio‡	15,347	215,118
EQ/AB Small Cap Growth Portfolio‡	21,345	386,088
EQ/BlackRock Basic Value Equity Portfolio‡	17,307	405,189
EQ/Capital Guardian Research Portfolio‡	30,461	813,978
EQ/ClearBridge Large Cap Growth Portfolio‡	33,536	443,263
EQ/Emerging Markets Equity PLUS Portfolio‡	47,858	436,270
EQ/International Equity Index Portfolio‡	110,082	1,032,211
EQ/Invesco Comstock Portfolio‡	22,992	398,694
EQ/Janus Enterprise Portfolio*‡	28,577	624,332
EQ/MFS International Growth Portfolio‡	79,875	614,759
EQ/T. Rowe Price Growth Stock Portfolio‡	7,828	406,406
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	1,715	13,002
MSIF Frontier Markets Portfolio, Institutional Class	11,455	195,762
Multimanager Mid Cap Value Portfolio‡	41,059	642,379
Templeton Emerging Markets Small Cap Fund, Advisor Class	13,172	170,050
Templeton Global Smaller Companies Fund, Advisor Class	25,039	225,100

Total Equity		7,768,726

Fixed Income (44.5%)
1290 VT High Yield Bond Portfolio‡	195,244	1,930,294
Eaton Vance Floating-Rate Fund, Institutional Class	125,580	1,107,616
EQ/Global Bond PLUS Portfolio‡	316,168	2,987,225
EQ/Intermediate Government Bond Portfolio‡	283,346	2,996,048
EQ/PIMCO Global Real Return Portfolio‡	243,563	2,565,586
EQ/PIMCO Ultra Short Bond Portfolio‡	299,625	3,002,218
Multimanager Core Bond Portfolio‡	299,025	3,016,746
PIMCO Foreign Bond Fund Unhedged, Institutional Class	39,304	374,570

Total Fixed Income		17,980,303

Total Investment Companies (74.5%) (Cost $28,573,412)		30,069,601

Total Investments in Securities (99.3%) (Cost $38,387,401)		40,148,879
Other Assets Less Liabilities (0.7%)		264,974

Net Assets (100%)		$40,413,853

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio	287,651	2,567,555	965,868	(599,694)	143	361,966	3,295,838	19,127	4,506
1290 VT Energy Portfolio	9,268	40,584	20,534	(10,114)	(15)	910	51,899	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	40,675	415,562	144,963	(70,799)	2	22,088	511,816	—	1,236
1290 VT GAMCO Small Company Value Portfolio	6,628	284,984	103,469	(50,571)	(60)	48,212	386,034	—	807
1290 VT High Yield Bond Portfolio	195,244	1,492,544	533,841	(262,968)	5	166,872	1,930,294	—	—
1290 VT Low Volatility Global Equity Portfolio	17,242	160,927	61,648	(30,342)	(25)	27,575	219,783	51	—
1290 VT Micro Cap Portfolio	13,990	108,058	41,065	(20,228)	(71)	11,484	140,308	—	—
1290 VT Natural Resources Portfolio	8,510	52,042	20,532	(10,114)	(7)	2,345	64,798	—	—
1290 VT Real Estate Portfolio	12,257	105,089	41,064	(20,228)	23	21,983	147,931	—	—
1290 VT SmartBeta Equity Portfolio	15,347	150,897	62,114	(30,342)	(1)	32,450	215,118	—	516
EQ/AB Small Cap Growth Portfolio(a)	21,345	316,253	107,328	(84,571)	(146)	47,224	386,088	—	4,666
EQ/BlackRock Basic Value Equity Portfolio	17,307	304,637	102,686	(50,571)	45	48,392	405,189	19	5
EQ/Capital Guardian Research Portfolio	30,461	627,894	239,453	(178,456)	2,773	122,314	813,978	—	13,597
EQ/ClearBridge Large Cap Growth Portfolio(b)	33,536	311,671	129,078	(60,685)	(165)	63,364	443,263	20	5,864
EQ/Emerging Markets Equity PLUS Portfolio	47,858	321,031	178,701	(84,571)	392	20,717	436,270	38	—
EQ/Global Bond PLUS Portfolio	316,168	2,401,060	872,294	(442,566)	(54)	156,491	2,987,225	—	—
EQ/Intermediate Government Bond Portfolio	283,346	2,395,646	888,644	(404,566)	104	116,220	2,996,048	149	—
EQ/International Equity Index Portfolio	110,082	789,110	266,919	(131,484)	215	107,451	1,032,211	—	—
EQ/Invesco Comstock Portfolio	22,992	291,391	125,461	(60,685)	154	42,373	398,694	—	2,266
EQ/Janus Enterprise Portfolio*(c)	28,577	474,306	167,109	(148,113)	(1,660)	132,690	624,332	—	2,851
EQ/MFS International Growth Portfolio	79,875	452,198	178,693	(80,913)	213	64,568	614,759	20	14,415
EQ/PIMCO Global Real Return Portfolio	243,563	2,017,913	767,380	(457,881)	1,016	237,158	2,565,586	—	1,280
EQ/PIMCO Ultra Short Bond Portfolio	299,625	2,356,947	997,695	(404,566)	51	52,091	3,002,218	—	—
EQ/T. Rowe Price Growth Stock Portfolio	7,828	317,349	124,404	(94,685)	1,072	58,266	406,406	—	1,210
Multimanager Core Bond Portfolio	299,025	2,377,111	938,002	(442,566)	(33)	144,232	3,016,746	49,506	—
Multimanager Mid Cap Value Portfolio	41,059	475,074	165,933	(80,913)	(157)	82,442	642,379	—	1,675

Total		21,607,833	8,244,878	(4,313,192)	3,814	2,191,878	27,735,211	68,930	54,894

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

(a)	Formerly known as AXA/AB Small Cap Growth Portfolio.

(b)	Formerly known as AXA/ClearBridge Large Cap Growth Portfolio.

(c)	Formerly known as AXA/Janus Enterprise Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$10,079,278	$—	$—	$10,079,278
Investment Companies
Investment Companies	2,334,390	27,735,211	—	30,069,601

Total Assets	$12,413,668	$27,735,211	$—	$40,148,879

Total Liabilities	$—	$—	$—	$—

Total	$12,413,668	$27,735,211	$—	$40,148,879

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,904,607
Aggregate gross unrealized depreciation	(143,129)

Net unrealized appreciation	$1,761,478

Federal income tax cost of investments in securities and derivative instruments, if applicable	$38,387,401

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (1.0%)
Invesco DB Base Metals Fund	3,010	$44,458
Invesco DB Commodity Index Tracking Fund	6,830	102,723
Invesco DB Gold Fund	4,280	192,407
Invesco DB Silver Fund	1,090	27,137

Total Commodity		366,725

Equity (3.2%)
Invesco S&P 500 BuyWrite ETF	13,890	300,719
iShares Global Infrastructure ETF	6,950	323,523
iShares Micro-Cap ETF	800	70,520
iShares MSCI EAFE Small-Cap ETF	5,130	293,590
iShares U.S. Oil & Gas Exploration & Production ETF	3,460	176,460

Total Equity		1,164,812

Fixed Income (16.2%)
iShares Floating Rate Bond ETF	27,060	1,379,248
iShares International Treasury Bond ETF	2,040	102,959
iShares JP Morgan USD Emerging Markets Bond ETF	18,050	2,045,968
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	25,170	679,842
Vanguard Short-Term Inflation-Protected Securities ETF	6,500	318,825
Vanguard Total International Bond ETF	27,670	1,627,826

Total Fixed Income		6,154,668

Specialty (0.8%)
Invesco DB G10 Currency Harvest Fund	12,470	305,266

Total Exchange Traded Funds (21.2%) (Cost $7,835,517)		7,991,471

INVESTMENT COMPANIES:
Alternatives (11.3%)
1290 VT Convertible Securities Portfolio‡	209,808	2,403,928
1290 VT Energy Portfolio‡	26,470	148,233
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	46,378	583,585
1290 VT Natural Resources Portfolio‡	18,622	141,792
1290 VT Real Estate Portfolio‡	28,203	340,388
AQR Managed Futures Strategy Fund, Institutional Class*	30,479	268,217
BlackRock Global Long/Short Credit Fund, Institutional Class	27,595	280,092
Franklin K2 Alternative Strategies Fund, Advisor Class	12,446	143,253

Total Alternatives		4,309,488

Equity (34.1%)
1290 VT GAMCO Small Company Value Portfolio‡	11,729	683,126
1290 VT Low Volatility Global Equity Portfolio‡	28,714	366,026
1290 VT Micro Cap Portfolio‡	23,371	234,401
1290 VT SmartBeta Equity Portfolio‡	23,423	328,315
EQ/AB Small Cap Growth Portfolio‡	34,154	617,772
EQ/BlackRock Basic Value Equity Portfolio‡	28,590	669,348
EQ/Capital Guardian Research Portfolio‡	50,582	1,351,660
EQ/ClearBridge Large Cap Growth Portfolio‡	50,807	671,536
EQ/Emerging Markets Equity PLUS Portfolio‡	75,705	690,112
EQ/International Equity Index Portfolio‡	183,562	1,721,206
EQ/Invesco Comstock Portfolio‡	38,891	674,372
EQ/Janus Enterprise Portfolio*‡	46,043	1,005,912
EQ/MFS International Growth Portfolio‡	129,164	994,114
EQ/T. Rowe Price Growth Stock Portfolio‡	12,764	662,651
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	37,377	283,315
MSIF Frontier Markets Portfolio, Institutional Class	19,516	333,521
Multimanager Mid Cap Value Portfolio‡	65,857	1,030,369
Templeton Emerging Markets Small Cap Fund, Advisor Class	21,862	282,240
Templeton Global Smaller Companies Fund, Advisor Class	41,638	374,326

Total Equity		12,974,322

Fixed Income (32.5%)
1290 VT High Yield Bond Portfolio‡	134,269	1,327,466
Eaton Vance Floating-Rate Fund, Institutional Class	75,207	663,324
EQ/Core Bond Index Portfolio‡	2,159	22,178
EQ/Global Bond PLUS Portfolio‡	217,913	2,058,885
EQ/Intermediate Government Bond Portfolio‡	192,671	2,037,267
EQ/PIMCO Global Real Return Portfolio‡	171,510	1,806,615
EQ/PIMCO Ultra Short Bond Portfolio‡	206,662	2,070,734
Multimanager Core Bond Portfolio‡	205,198	2,070,164
PIMCO Foreign Bond Fund Unhedged, Institutional Class	28,952	275,909

Total Fixed Income		12,332,542

Total Investment Companies (77.9%) (Cost $28,101,829)		29,616,352

Total Investments in Securities (99.1%) (Cost $35,937,346)		37,607,823
Other Assets Less Liabilities (0.9%)		335,359

Net Assets (100%)		$37,943,182

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio	209,808	2,125,464	372,402	(387,193)	(430)	293,685	2,403,928	13,810	3,253
1290 VT Energy Portfolio	26,470	103,246	57,458	(16,914)	(120)	4,563	148,233	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	46,378	535,813	87,227	(67,657)	(69)	28,271	583,585	—	1,395
1290 VT GAMCO Small Company Value Portfolio	11,729	582,065	133,977	(128,615)	386	95,313	683,126	—	1,414
1290 VT High Yield Bond Portfolio	134,269	1,163,521	193,127	(152,229)	(263)	123,311	1,327,467	—	—
1290 VT Low Volatility Global Equity Portfolio	28,714	305,366	53,731	(42,286)	251	48,964	366,026	85	—
1290 VT Micro Cap Portfolio	23,371	234,568	32,188	(60,371)	831	27,185	234,401	—	—
1290 VT Natural Resources Portfolio	18,622	130,831	21,460	(16,914)	(19)	6,434	141,792	—	—
1290 VT Real Estate Portfolio	28,203	276,218	42,916	(33,829)	120	54,963	340,388	—	—
1290 VT SmartBeta Equity Portfolio	23,423	263,263	54,424	(42,286)	180	52,734	328,315	—	778
EQ/AB Small Cap Growth Portfolio(a)	34,154	558,317	103,945	(128,615)	405	83,720	617,772	—	7,381
EQ/BlackRock Basic Value Equity Portfolio	28,590	563,367	96,601	(76,115)	(69)	85,564	669,348	31	8
EQ/Capital Guardian Research Portfolio	50,582	1,149,744	269,489	(293,029)	686	224,770	1,351,660	—	22,363
EQ/ClearBridge Large Cap Growth Portfolio(b)	50,807	567,326	105,391	(112,115)	2,335	108,599	671,536	30	8,798
EQ/Core Bond Index Portfolio	2,159	20,872	—	—	—	1,306	22,178	—	—
EQ/Emerging Markets Equity PLUS Portfolio	75,705	595,474	168,623	(110,515)	(100)	36,630	690,112	60	—
EQ/Global Bond PLUS Portfolio	217,913	1,864,076	388,917	(308,801)	66	114,627	2,058,885	—	—
EQ/Intermediate Government Bond Portfolio	192,671	1,838,091	423,119	(308,801)	64	84,794	2,037,267	100	—
EQ/International Equity Index Portfolio	183,562	1,427,575	300,773	(194,515)	66	187,307	1,721,206	—	—
EQ/Invesco Comstock Portfolio	38,891	570,578	100,364	(76,115)	363	79,182	674,372	—	3,799
EQ/Janus Enterprise Portfolio*(c)	46,043	847,685	154,754	(223,801)	982	226,292	1,005,912	—	4,544
EQ/MFS International Growth Portfolio	129,164	857,924	162,597	(145,943)	26	119,510	994,114	32	23,085
EQ/PIMCO Global Real Return Portfolio	171,510	1,546,847	328,393	(238,972)	929	169,418	1,806,615	—	892
EQ/PIMCO Ultra Short Bond Portfolio	206,662	1,811,980	457,719	(236,801)	34	37,802	2,070,734	—	—
EQ/T. Rowe Price Growth Stock Portfolio	12,764	570,948	98,519	(111,115)	(418)	104,717	662,651	—	1,955
Multimanager Core Bond Portfolio	205,198	1,830,939	450,962	(317,258)	139	105,382	2,070,164	35,715	—
Multimanager Mid Cap Value Portfolio	65,857	855,236	142,140	(109,943)	(160)	143,096	1,030,369	—	2,661

Total		23,197,334	4,801,216	(3,940,748)	6,215	2,648,139	26,712,156	49,863	82,326

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

(a)	Formerly known as AXA/AB Small Cap Growth Portfolio.

(b)	Formerly known as AXA/ClearBridge Large Cap Growth Portfolio.

(c)	Formerly known as AXA/Janus Enterprise Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,991,469	$—	$—	$7,991,469
Investment Companies
Investment Companies	2,904,197	26,712,157	—	29,616,354

Total Assets	$10,895,666	$26,712,157	$—	$37,607,823

Total Liabilities	$—	$—	$—	$—

Total	$10,895,666	$26,712,157	$—	$37,607,823

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,008,337
Aggregate gross unrealized depreciation	(335,560)

Net unrealized appreciation	$1,672,777

Federal income tax cost of investments in securities and derivative instruments, if applicable	$35,935,046

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (1.7%)
Invesco DB Base Metals Fund	6,660	$98,368
Invesco DB Commodity Index Tracking Fund	10,950	164,688
Invesco DB Gold Fund	6,130	275,574
Invesco DB Silver Fund	1,350	33,610

Total Commodity		572,240

Equity (4.7%)
Invesco S&P 500 BuyWrite ETF	17,580	380,607
iShares Global Infrastructure ETF	8,680	404,054
iShares Micro-Cap ETF	940	82,861
iShares MSCI EAFE Small-Cap ETF	7,520	430,370
iShares U.S. Oil & Gas Exploration & Production ETF	5,170	263,670

Total Equity		1,561,562

Fixed Income (12.4%)
iShares Floating Rate Bond ETF	21,370	1,089,229
iShares International Treasury Bond ETF	1,730	87,313
iShares JP Morgan USD Emerging Markets Bond ETF	11,570	1,311,459
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	17,450	471,324
Vanguard Short-Term Inflation-Protected Securities ETF	3,450	169,223
Vanguard Total International Bond ETF	17,650	1,038,350

Total Fixed Income		4,166,898

Specialty (1.1%)
Invesco DB G10 Currency Harvest Fund	14,365	351,655

Total Exchange Traded Funds (19.9%) (Cost $6,472,008)		6,652,355

INVESTMENT COMPANIES:
Alternatives (12.7%)
1290 VT Convertible Securities Portfolio‡	150,482	1,724,188
1290 VT Energy Portfolio‡	36,779	205,964
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	54,198	681,979
1290 VT Natural Resources Portfolio‡	25,053	190,766
1290 VT Real Estate Portfolio‡	37,795	456,147
AQR Managed Futures Strategy Fund, Institutional Class*	50,037	440,322
BlackRock Global Long/Short Credit Fund, Institutional Class	41,652	422,766
Franklin K2 Alternative Strategies Fund, Advisor Class	13,937	160,419

Total Alternatives		4,282,551

Equity (44.0%)
1290 VT GAMCO Small Company Value Portfolio‡	13,249	771,682
1290 VT Low Volatility Global Equity Portfolio‡	31,934	407,073
1290 VT Micro Cap Portfolio‡	28,340	284,235
1290 VT SmartBeta Equity Portfolio‡	29,625	415,236
EQ/AB Small Cap Growth Portfolio‡	39,683	717,773
EQ/BlackRock Basic Value Equity Portfolio‡	33,367	781,181
EQ/Capital Guardian Research Portfolio‡	55,732	1,489,268
EQ/ClearBridge Large Cap Growth Portfolio‡	57,598	761,289
EQ/Emerging Markets Equity PLUS Portfolio‡	81,349	741,566
EQ/International Equity Index Portfolio‡	207,422	1,944,939
EQ/Invesco Comstock Portfolio‡	43,966	762,374
EQ/Janus Enterprise Portfolio*‡	53,732	1,173,889
EQ/MFS International Growth Portfolio‡	147,518	1,135,381
EQ/T. Rowe Price Growth Stock Portfolio‡	14,212	737,847
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	59,708	452,583
MSIF Frontier Markets Portfolio, Institutional Class	22,504	384,591
Multimanager Mid Cap Value Portfolio‡	74,376	1,163,641
Templeton Emerging Markets Small Cap Fund, Advisor Class	26,055	336,369
Templeton Global Smaller Companies Fund, Advisor Class	36,869	331,449

Total Equity		14,792,366

Fixed Income (23.2%)
1290 VT High Yield Bond Portfolio‡	89,431	884,163
Eaton Vance Floating-Rate Fund, Institutional Class	26,232	231,369
EQ/Core Bond Index Portfolio‡	1,511	15,525
EQ/Global Bond PLUS Portfolio‡	139,598	1,318,951
EQ/Intermediate Government Bond Portfolio‡	126,671	1,339,397
EQ/PIMCO Global Real Return Portfolio‡	110,291	1,161,754
EQ/PIMCO Ultra Short Bond Portfolio‡	133,520	1,337,855
Multimanager Core Bond Portfolio‡	130,574	1,317,313
PIMCO Foreign Bond Fund Unhedged, Institutional Class	19,887	189,521

Total Fixed Income		7,795,848

Total Investment Companies (79.9%) (Cost $25,182,395)		26,870,765

Total Investments in Securities (99.8%) (Cost $31,654,403)		33,523,120
Other Assets Less Liabilities (0.2%)		76,794

Net Assets (100%)		$33,599,914

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio	150,482	1,489,834	237,350	(211,019)	(196)	208,219	1,724,188	10,097	2,378
1290 VT Energy Portfolio	36,779	157,549	58,947	(15,718)	(18)	5,204	205,964	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	54,198	614,212	88,152	(52,392)	4	32,003	681,979	—	1,662
1290 VT GAMCO Small Company Value Portfolio	13,249	626,046	129,767	(87,631)	367	103,133	771,682	—	1,627
1290 VT High Yield Bond Portfolio	89,431	729,574	142,437	(68,110)	77	80,185	884,163	—	—
1290 VT Low Volatility Global Equity Portfolio	31,934	331,557	51,990	(31,435)	272	54,689	407,073	96	—
1290 VT Micro Cap Portfolio	28,340	266,416	43,245	(56,196)	(45)	30,815	284,235	—	—
1290 VT Natural Resources Portfolio	25,053	172,452	25,948	(15,718)	12	8,072	190,766	—	—
1290 VT Real Estate Portfolio	37,795	362,228	51,895	(31,435)	199	73,260	456,147	—	—
1290 VT SmartBeta Equity Portfolio	29,625	326,203	52,899	(31,435)	192	67,377	415,236	—	1,006
EQ/AB Small Cap Growth Portfolio(a)	39,683	623,129	103,891	(102,631)	(312)	93,696	717,773	—	8,751
EQ/BlackRock Basic Value Equity Portfolio	33,367	641,444	103,835	(62,870)	238	98,534	781,181	37	10
EQ/Capital Guardian Research Portfolio	55,732	1,256,037	224,037	(242,202)	60	251,336	1,489,268	—	25,109
EQ/ClearBridge Large Cap Growth Portfolio(b)	57,598	645,712	113,987	(123,670)	581	124,679	761,289	34	10,165
EQ/Core Bond Index Portfolio	1,511	14,610	—	—	—	915	15,525	—	—
EQ/Emerging Markets Equity PLUS Portfolio	81,349	645,858	144,704	(87,631)	(127)	38,762	741,566	65	—
EQ/Global Bond PLUS Portfolio	139,598	1,149,608	263,781	(170,784)	84	76,262	1,318,951	—	—
EQ/Intermediate Government Bond Portfolio	126,671	1,142,176	278,647	(137,784)	108	56,250	1,339,397	67	—
EQ/International Equity Index Portfolio	207,422	1,592,338	292,506	(152,476)	114	212,457	1,944,939	—	—
EQ/Invesco Comstock Portfolio	43,966	628,965	108,166	(62,870)	131	87,982	762,374	—	4,377
EQ/Janus Enterprise Portfolio*(c)	53,732	940,976	152,442	(179,866)	475	259,862	1,173,889	—	5,408
EQ/MFS International Growth Portfolio	147,518	947,210	173,934	(120,066)	74	134,229	1,135,381	38	26,864
EQ/PIMCO Global Real Return Portfolio	110,291	964,173	207,617	(122,066)	790	111,240	1,161,754	—	585
EQ/PIMCO Ultra Short Bond Portfolio	133,520	1,170,059	247,781	(104,784)	(1)	24,800	1,337,855	—	—
EQ/T. Rowe Price Growth Stock Portfolio	14,212	637,648	106,007	(122,670)	172	116,690	737,847	—	2,219
Multimanager Core Bond Portfolio	130,574	1,144,232	279,615	(176,023)	451	69,038	1,317,313	23,286	—
Multimanager Mid Cap Value Portfolio	74,376	944,170	150,093	(89,066)	(79)	158,523	1,163,641	—	3,060

Total		20,164,416	3,833,673	(2,658,548)	3,623	2,578,212	23,921,376	33,720	93,221

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

(a)	Formerly known as AXA/AB Small Cap Growth Portfolio.

(b)	Formerly known as AXA/ClearBridge Large Cap Growth Portfolio.

(c)	Formerly known as AXA/Janus Enterprise Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,652,355	$—	$—	$6,652,355
Investment Companies
Investment Companies	2,949,389	23,921,376	—	26,870,765

Total Assets	$9,601,744	$23,921,376	$—	$33,523,120

Total Liabilities	$—	$—	$—	$—

Total	$9,601,744	$23,921,376	$—	$33,523,120

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,186,727
Aggregate gross unrealized depreciation	(328,066)

Net unrealized appreciation	$1,858,661

Federal income tax cost of investments in securities and derivative instruments, if applicable	$31,664,459

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (2.9%)
Invesco DB Base Metals Fund	7,280	$107,526
Invesco DB Commodity Index Tracking Fund	16,450	247,408
Invesco DB Gold Fund	7,775	349,525
Invesco DB Silver Fund	1,530	38,091

Total Commodity		742,550

Equity (6.2%)
Invesco S&P 500 BuyWrite ETF	15,230	329,730
iShares Global Infrastructure ETF	10,260	477,603
iShares Micro-Cap ETF	770	67,876
iShares MSCI EAFE Small-Cap ETF	4,680	267,836
iShares U.S. Oil & Gas Exploration & Production ETF	7,830	399,330

Total Equity		1,542,375

Fixed Income (7.4%)
iShares Floating Rate Bond ETF	9,720	495,428
iShares International Treasury Bond ETF	1,060	53,498
iShares JP Morgan USD Emerging Markets Bond ETF	5,370	608,690
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	6,720	181,507
Vanguard Short-Term Inflation-Protected Securities ETF	1,660	81,423
Vanguard Total International Bond ETF	7,550	444,167

Total Fixed Income		1,864,713

Specialty (1.4%)
Invesco DB G10 Currency Harvest Fund	14,250	348,840

Total Exchange Traded Funds (17.9%) (Cost $4,550,777)		4,498,478

INVESTMENT COMPANIES:
Alternatives (13.5%)
1290 VT Convertible Securities Portfolio‡	88,912	1,018,738
1290 VT Energy Portfolio‡	60,792	340,438
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	30,962	389,597
1290 VT Natural Resources Portfolio‡	45,374	345,492
1290 VT Real Estate Portfolio‡	52,768	636,863
AQR Managed Futures Strategy Fund, Institutional Class*	34,778	306,044
BlackRock Global Long/Short Credit Fund, Institutional Class	22,146	224,787
Franklin K2 Alternative Strategies Fund, Advisor Class	11,251	129,503

Total Alternatives		3,391,462

Equity (53.5%)
1290 VT GAMCO Small Company Value Portfolio‡	11,900	693,117
1290 VT Low Volatility Global Equity Portfolio‡	29,066	370,513
1290 VT Micro Cap Portfolio‡	27,064	271,435
1290 VT SmartBeta Equity Portfolio‡	26,781	375,374
EQ/AB Small Cap Growth Portfolio‡	37,402	676,523
EQ/BlackRock Basic Value Equity Portfolio‡	30,835	721,915
EQ/Capital Guardian Research Portfolio‡	51,591	1,378,621
EQ/ClearBridge Large Cap Growth Portfolio‡	52,325	691,599
EQ/Emerging Markets Equity PLUS Portfolio‡	77,300	704,659
EQ/International Equity Index Portfolio‡	187,755	1,760,529
EQ/Invesco Comstock Portfolio‡	41,293	716,034
EQ/Janus Enterprise Portfolio*‡	47,856	1,045,527
EQ/MFS International Growth Portfolio‡	136,526	1,050,776
EQ/T. Rowe Price Growth Stock Portfolio‡	13,218	686,261
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	28,134	213,256
MSIF Frontier Markets Portfolio, Institutional Class	19,956	341,042
Multimanager Mid Cap Value Portfolio‡	66,951	1,047,477
Templeton Emerging Markets Small Cap Fund, Advisor Class	25,199	325,321
Templeton Global Smaller Companies Fund, Advisor Class	44,053	396,035

Total Equity		13,466,014

Fixed Income (14.7%)
1290 VT High Yield Bond Portfolio‡	42,889	424,022
Eaton Vance Floating-Rate Fund, Institutional Class	15,011	132,397
EQ/Core Bond Index Portfolio‡	798	8,198
EQ/Global Bond PLUS Portfolio‡	65,525	619,094
EQ/Intermediate Government Bond Portfolio‡	59,003	623,886
EQ/PIMCO Global Real Return Portfolio‡	50,682	533,866
EQ/PIMCO Ultra Short Bond Portfolio‡	62,236	623,597
Multimanager Core Bond Portfolio‡	62,295	628,472
PIMCO Foreign Bond Fund Unhedged, Institutional Class	10,878	103,663

Total Fixed Income		3,697,195

Total Investment Companies (81.7%) (Cost $19,769,086)		20,554,671

SHORT-TERM INVESTMENT:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, IM Shares	124,819	124,857

Total Short-Term Investment (0.5%) (Cost $124,857)		124,857

Total Investments in Securities (100.1%) (Cost $24,444,720)		25,178,006
Other Assets Less Liabilities (-0.1%)		(34,623)

Net Assets (100%)		$25,143,383

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio	88,912	611,437	448,709	(127,069)	144	85,517	1,018,738	4,352	1,025
1290 VT Energy Portfolio	60,792	181,367	194,367	(36,074)	(180)	958	340,438	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	30,962	240,334	178,014	(41,228)	18	12,459	389,597	—	681
1290 VT GAMCO Small Company Value Portfolio	11,900	403,548	311,388	(88,148)	(619)	66,948	693,117	—	1,056
1290 VT High Yield Bond Portfolio	42,889	244,512	193,333	(41,228)	83	27,322	424,022	—	—
1290 VT Low Volatility Global Equity Portfolio	29,066	215,409	155,230	(36,074)	66	35,882	370,513	64	—
1290 VT Micro Cap Portfolio	27,064	169,208	110,833	(25,767)	106	17,055	271,435	—	—
1290 VT Natural Resources Portfolio	45,374	192,157	182,365	(36,074)	(113)	7,157	345,492	—	—
1290 VT Real Estate Portfolio	52,768	358,624	265,999	(61,841)	86	73,995	636,863	—	—
1290 VT SmartBeta Equity Portfolio	26,781	211,463	155,840	(36,074)	(30)	44,175	375,374	—	674
EQ/AB Small Cap Growth Portfolio(a)	37,402	398,887	316,250	(96,148)	1,234	56,300	676,523	—	5,919
EQ/BlackRock Basic Value Equity Portfolio	30,835	402,661	327,965	(72,148)	231	63,206	721,915	25	7
EQ/Capital Guardian Research Portfolio	51,591	807,316	615,472	(205,143)	(1,351)	162,327	1,378,621	—	16,975
EQ/ClearBridge Large Cap Growth Portfolio(b)	52,325	401,728	317,012	(107,348)	443	79,764	691,599	22	6,658
EQ/Core Bond Index Portfolio	798	7,716	—	—	—	482	8,198	—	—
EQ/Emerging Markets Equity PLUS Portfolio	77,300	424,013	327,977	(72,148)	(18)	24,835	704,659	45	—
EQ/Global Bond PLUS Portfolio	65,525	374,343	298,999	(79,441)	15	25,178	619,094	—	—
EQ/Intermediate Government Bond Portfolio	59,003	377,275	307,022	(79,441)	101	18,929	623,886	23	—
EQ/International Equity Index Portfolio	187,755	1,001,576	802,648	(180,769)	(336)	137,410	1,760,529	—	—
EQ/Invesco Comstock Portfolio	41,293	400,290	330,936	(72,148)	197	56,759	716,034	—	3,004
EQ/Janus Enterprise Portfolio*(c)	47,856	608,013	446,879	(178,269)	(181)	169,085	1,045,527	—	3,546
EQ/MFS International Growth Portfolio	136,526	619,782	461,640	(120,069)	33	89,390	1,050,776	26	18,283
EQ/PIMCO Global Real Return Portfolio	50,682	319,784	245,866	(69,134)	567	36,783	533,866	—	199
EQ/PIMCO Ultra Short Bond Portfolio	62,236	378,267	298,999	(61,841)	2	8,170	623,597	—	—
EQ/T. Rowe Price Growth Stock Portfolio	13,218	404,814	311,816	(106,348)	69	75,910	686,261	—	1,485
Multimanager Core Bond Portfolio	62,295	378,204	311,923	(84,595)	120	22,820	628,472	7,758	—
Multimanager Mid Cap Value Portfolio	66,951	602,847	445,361	(103,069)	(4)	102,342	1,047,477	—	2,029

Total		10,735,575	8,362,843	(2,217,636)	683	1,501,158	18,382,623	12,315	61,541

(a)	Formerly known as AXA/AB Small Cap Growth Portfolio.

(b)	Formerly known as AXA/ClearBridge Large Cap Growth Portfolio.

(c)	Formerly known as AXA/Janus Enterprise Portfolio.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$4,498,478	$—	$—	$4,498,478
Investment Companies
Investment Companies	2,172,048	18,382,623	—	20,554,671
Short-Term Investment
Investment Company	$124,857	—	—	$124,857

Total Assets	$6,795,383	$18,382,623	$—	$25,178,006

Total Liabilities	$—	$—	$—	$—

Total	$6,795,383	$18,382,623	$—	$25,178,006

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,188,319
Aggregate gross unrealized depreciation	(436,169)

Net unrealized appreciation	$752,150

Federal income tax cost of investments in securities and derivative instruments, if applicable	$24,425,856

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (4.7%)
Invesco DB Base Metals Fund	5,440	$80,349
Invesco DB Commodity Index Tracking Fund	13,520	203,341
Invesco DB Gold Fund	6,530	293,556
Invesco DB Silver Fund	2,060	51,286

Total Commodity		628,532

Equity (8.2%)
Invesco S&P 500 BuyWrite ETF	9,960	215,634
iShares Global Infrastructure ETF	7,980	371,469
iShares Micro-Cap ETF	530	46,720
iShares MSCI EAFE Small-Cap ETF	2,610	149,370
iShares U.S. Oil & Gas Exploration & Production ETF	6,190	315,690

Total Equity		1,098,883

Fixed Income (3.4%)
iShares Floating Rate Bond ETF	2,000	101,940
iShares International Treasury Bond ETF	160	8,075
iShares JP Morgan USD Emerging Markets Bond ETF	1,180	133,753
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1,820	49,158
Vanguard Short-Term Inflation-Protected Securities ETF	430	21,092
Vanguard Total International Bond ETF	2,200	129,426

Total Fixed Income		443,444

Specialty (1.1%)
Invesco DB G10 Currency Harvest Fund	6,055	148,226

Total Exchange Traded Funds (17.4%) (Cost $2,409,915)		2,319,085

INVESTMENT COMPANIES:
Alternatives (14.3%)
1290 VT Convertible Securities Portfolio‡	34,343	393,489
1290 VT Energy Portfolio‡	48,557	271,920
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	10,844	136,447
1290 VT Natural Resources Portfolio‡	35,836	272,871
1290 VT Real Estate Portfolio‡	41,547	501,438
AQR Managed Futures Strategy Fund, Institutional Class*	19,160	168,609
BlackRock Global Long/Short Credit Fund, Institutional Class	8,186	83,084
Franklin K2 Alternative Strategies Fund, Advisor Class	6,714	77,277

Total Alternatives		1,905,135

Equity (62.7%)
1290 VT GAMCO Small Company Value Portfolio‡	7,498	436,695
1290 VT Low Volatility Global Equity Portfolio‡	17,894	228,095
1290 VT Micro Cap Portfolio‡	16,596	166,452
1290 VT SmartBeta Equity Portfolio‡	16,600	232,670
EQ/AB Small Cap Growth Portfolio‡	24,000	434,107
EQ/BlackRock Basic Value Equity Portfolio‡	18,665	436,992
EQ/Capital Guardian Research Portfolio‡	32,533	869,354
EQ/ClearBridge Large Cap Growth Portfolio‡	33,260	439,608
EQ/Emerging Markets Equity PLUS Portfolio‡	46,918	427,695
EQ/International Equity Index Portfolio‡	115,363	1,081,727
EQ/Invesco Comstock Portfolio‡.	25,256	437,941
EQ/Janus Enterprise Portfolio*‡	30,036	656,198
EQ/MFS International Growth Portfolio‡	85,568	658,578
EQ/T. Rowe Price Growth Stock Portfolio‡	8,384	435,253
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	7,116	53,942
MSIF Frontier Markets Portfolio, Institutional Class	12,101	206,805
Multimanager Mid Cap Value Portfolio‡	41,650	651,635
Templeton Emerging Markets Small Cap Fund, Advisor Class	16,176	208,839
Templeton Global Smaller Companies Fund, Advisor Class	34,969	314,368

Total Equity		8,376,954

Fixed Income (5.9%)
1290 VT High Yield Bond Portfolio‡	8,357	82,620
Eaton Vance Floating-Rate Fund, Institutional Class	3,368	29,702
EQ/Global Bond PLUS Portfolio‡	14,882	140,605
EQ/Intermediate Government Bond Portfolio‡	13,260	140,214
EQ/PIMCO Global Real Return Portfolio‡	10,685	112,550
EQ/PIMCO Ultra Short Bond Portfolio‡	14,326	143,544
Multimanager Core Bond Portfolio‡	13,299	134,173
PIMCO Foreign Bond Fund Unhedged, Institutional Class	2,338	22,279

Total Fixed Income		805,687

Total Investment Companies (82.9%) (Cost $10,836,462)		11,087,776

SHORT-TERM INVESTMENT:
Investment Company (5.6%)
JPMorgan Prime Money Market Fund, IM Shares	754,464	754,691

Total Short-Term Investment (5.6%) (Cost $754,691)		754,691

Total Investments in Securities (105.9%) (Cost $14,001,068)		14,161,552
Other Assets Less Liabilities (-5.9%)		(792,327)

Net Assets (100%)		$13,369,225

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio	34,343	203,243	203,409	(42,719)	5	29,551	393,489	1,452	342
1290 VT Energy Portfolio	48,557	129,488	171,811	(30,514)	(71)	1,206	271,920	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	10,844	67,863	80,212	(15,257)	1	3,628	136,447	—	206
1290 VT GAMCO Small Company Value Portfolio	7,498	217,772	230,988	(48,822)	14	36,743	436,695	—	571
1290 VT High Yield Bond Portfolio	8,357	43,836	43,203	(9,154)	(3)	4,738	82,620	—	—
1290 VT Low Volatility Global Equity Portfolio	17,894	117,834	115,243	(24,411)	101	19,328	228,095	34	—
1290 VT Micro Cap Portfolio	16,596	88,303	86,407	(18,308)	55	9,995	166,452	—	—
1290 VT Natural Resources Portfolio	35,836	142,065	156,011	(30,514)	14	5,295	272,871	—	—
1290 VT Real Estate Portfolio	41,547	247,360	259,221	(54,925)	31	49,751	501,438	—	—
1290 VT SmartBeta Equity Portfolio	16,600	117,325	115,572	(24,411)	26	24,158	232,670	—	363
EQ/AB Small Cap Growth Portfolio(a)	24,000	215,805	233,682	(48,822)	359	33,083	434,107	—	3,264
EQ/BlackRock Basic Value Equity Portfolio	18,665	220,864	230,433	(48,822)	100	34,417	436,992	13	3
EQ/Capital Guardian Research Portfolio	32,533	443,509	455,649	(122,392)	(97)	92,685	869,354	—	9,215
EQ/ClearBridge Large Cap Growth Portfolio(b)	33,260	227,239	234,076	(68,822)	(404)	47,519	439,608	12	3,647
EQ/Emerging Markets Equity PLUS Portfolio	46,918	232,412	230,440	(48,822)	(8)	13,673	427,695	23	—
EQ/Global Bond PLUS Portfolio	14,882	71,562	80,006	(15,257)	(6)	4,300	140,605	—	—
EQ/Intermediate Government Bond Portfolio	13,260	72,153	80,010	(15,257)	2	3,306	140,214	4	—
EQ/International Equity Index Portfolio	115,363	553,653	578,658	(123,273)	334	72,355	1,081,727	—	—
EQ/Invesco Comstock Portfolio	25,256	222,869	231,982	(48,822)	26	31,886	437,941	—	1,563
EQ/Janus Enterprise Portfolio*(c)	30,036	337,265	333,145	(109,581)	1,203	94,166	656,198	—	1,919
EQ/MFS International Growth Portfolio	85,568	339,680	341,192	(70,181)	296	47,591	658,578	14	9,955
EQ/PIMCO Global Real Return Portfolio	10,685	60,699	57,640	(12,205)	3	6,413	112,550	—	36
EQ/PIMCO Ultra Short Bond Portfolio	14,326	69,446	87,806	(15,257)	(7)	1,556	143,544	—	—
EQ/T. Rowe Price Growth Stock Portfolio	8,384	225,027	231,225	(64,622)	377	43,246	435,253	—	808
Multimanager Core Bond Portfolio	13,299	72,012	73,428	(15,257)	7	3,983	134,173	1,422	—
Multimanager Mid Cap Value Portfolio	41,650	332,478	332,311	(70,181)	438	56,589	651,635	—	1,087

Total		5,071,762	5,273,760	(1,196,608)	2,796	771,161	9,922,871	2,974	32,979

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

(a)	Formerly known as AXA/AB Small Cap Growth Portfolio.

(b)	Formerly known as AXA/ClearBridge Large Cap Growth Portfolio.

(c)	Formerly known as AXA/Janus Enterprise Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,319,085	$—	$—	$2,319,085
Investment Companies
Investment Companies	1,164,905	9,922,871	—	11,087,776
Short-Term Investment
Investment Company	$754,691	—	—	$754,691

Total Assets	$4,238,681	$9,922,871	$—	$14,161,552

Total Liabilities	$—	$—	$—	$—

Total	$4,238,681	$9,922,871	$—	$14,161,552

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$544,645
Aggregate gross unrealized depreciation	(391,170)

Net unrealized appreciation	$153,475

Federal income tax cost of investments in securities and derivative instruments, if applicable	$14,008,077

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Fixed Income (100.1%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,384,646	$14,413,537
1290 VT High Yield Bond Portfolio‡	1,823,097	18,024,210
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	720,963	7,144,746
EQ/Core Bond Index Portfolio‡	8,261,980	84,869,932
EQ/PIMCO Global Real Return Portfolio‡	864,881	9,110,292
EQ/Quality Bond PLUS Portfolio‡	4,666,140	41,233,610
Natixis Loomis Sayles Strategic Income Fund, Institutional Class Shares	325,185	4,630,630

Total Investments in Securities (100.1%) (Cost $175,258,562)		179,426,957
Other Assets Less Liabilities (-0.1%)		(137,396)

Net Assets (100%)		$179,289,561

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	1,384,646	13,357,499	69	—	—	1,055,969	14,413,537	69	—
1290 VT High Yield Bond Portfolio	1,823,097	18,423,254	87,103	(2,406,350)	(116,178)	2,036,381	18,024,210	—	—
EQ/Core Bond Index Portfolio	8,261,980	83,643,559	4,062,346	(7,882,547)	(3,820)	5,050,394	84,869,932	—	—
EQ/PIMCO Global Real Return Portfolio	864,881	9,349,432	91,699	(1,286,350)	30,114	925,397	9,110,292	—	4,594
EQ/Quality Bond PLUS Portfolio	4,666,140	40,930,930	348,414	(2,425,399)	26,569	2,353,096	41,233,610	—	—

Total		165,704,674	4,589,631	(14,000,646)	(63,315)	11,421,237	167,651,581	69	4,594

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$11,775,376	$167,651,581	$—	$179,426,957

Total Assets	$11,775,376	$167,651,581	$—	$179,426,957

Total Liabilities	$—	$—	$—	$—

Total	$11,775,376	$167,651,581	$—	$179,426,957

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,635,662
Aggregate gross unrealized depreciation	(1,414,144)

Net unrealized appreciation	$4,221,518

Federal income tax cost of investments in securities and derivative instruments, if applicable	$175,205,439

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (100.0%)
1290 VT Micro Cap Portfolio‡	2,868,083	$28,765,120
EQ/Morgan Stanley Small Cap Growth Portfolio‡	6,729,631	72,052,575

Total Investments in Securities (100.0%) (Cost $84,474,074)		100,817,695
Other Assets Less Liabilities (0.0%)		(29,297)

Net Assets (100%)		$100,788,398

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Micro Cap Portfolio	2,868,083	25,123,641	2,582,691	(1,722,790)	14,874	2,766,704	28,765,120	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio (a)	6,729,631	62,645,981	2,327,096	(6,241,900)	(26,717)	13,348,115	72,052,575	—	—

Total		87,769,622	4,909,787	(7,964,690)	(11,843)	16,114,819	100,817,695	—	—

(a)	Formerly known as AXA/Morgan Stanley Small Cap Growth Portfolio.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$100,817,695	$—	$100,817,695

Total Assets	$—	$100,817,695	$—	$100,817,695

Total Liabilities	$—	$—	$—	$—

Total	$—	$100,817,695	$—	$100,817,695

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,352,000
Aggregate gross unrealized depreciation	7,330

Net unrealized appreciation	$16,359,330

Federal income tax cost of investments in securities and derivative instruments, if applicable	$84,458,365

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (100.0%)
1290 VT GAMCO Small Company Value Portfolio‡	907,492	$52,855,487
1290 VT Small Cap Value Portfolio‡	9,678,487	98,648,032

Total Investments in Securities (100.0%) (Cost $124,178,876)		151,503,519
Other Assets Less Liabilities (0.0%)		(39,373)

Net Assets (100%)		$151,464,146

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT GAMCO Small Company Value Portfolio	907,492	48,965,498	577,782	(4,638,823)	(24,189)	7,975,219	52,855,487	—	112,152
1290 VT Small Cap Value Portfolio	9,678,487	92,997,464	924,307	(9,208,409)	1,002,377	12,932,293	98,648,032	—	—

Total		141,962,962	1,502,089	(13,847,232)	978,188	20,907,512	151,503,519	—	112,152

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$151,503,519	$—	$151,503,519

Total Assets	$—	$151,503,519	$—	$151,503,519

Total Liabilities	$—	$—	$—	$—

Total	$—	$151,503,519	$—	$151,503,519

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,448,473
Aggregate gross unrealized depreciation	49,420

Net unrealized appreciation	$27,497,893

Federal income tax cost of investments in securities and derivative instruments, if applicable	$124,005,626

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (43.9%)
EQ/BlackRock Basic Value Equity Portfolio‡	51,162	$1,197,802
EQ/Emerging Markets Equity PLUS Portfolio‡	172,273	1,570,415
EQ/Equity 500 Index Portfolio‡	186,479	9,008,313
EQ/International Equity Index Portfolio‡	436,306	4,091,120
EQ/MFS International Growth Portfolio‡	158,231	1,217,828
EQ/Small Company Index Portfolio‡	136,102	1,465,201
Multimanager Aggressive Equity Portfolio‡	10,181	667,145
Multimanager Mid Cap Growth Portfolio*‡	79,877	837,300
Multimanager Mid Cap Value Portfolio‡	62,089	971,409

Total Equity		21,026,533

Fixed Income (56.2%)
1290 VT High Yield Bond Portfolio‡	391,191	3,867,545
EQ/Core Bond Index Portfolio‡	1,028,436	10,564,449
EQ/Global Bond PLUS Portfolio‡	421,205	3,979,634
EQ/PIMCO Ultra Short Bond Portfolio‡	341,089	3,417,684
EQ/Quality Bond PLUS Portfolio‡	574,093	5,073,126

Total Fixed Income		26,902,438

Total Investments in Securities (100.1%) (Cost $39,451,392)		47,928,971
Other Assets Less Liabilities (-0.1%)		(40,825)

Net Assets (100%)		$47,888,146

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio	391,191	3,482,684	394,882	(380,007)	1,556	368,430	3,867,545	—	—
EQ/BlackRock Basic Value Equity Portfolio	51,162	1,072,985	78,012	(116,098)	3,042	159,861	1,197,802	56	15
EQ/Core Bond Index Portfolio	1,028,436	9,852,853	1,149,570	(1,061,388)	6,386	617,028	10,564,449	—	—
EQ/Emerging Markets Equity PLUS Portfolio	172,273	1,471,177	177,053	(170,567)	1,055	91,697	1,570,415	137	—
EQ/Equity 500 Index Portfolio	186,479	8,784,839	533,605	(2,005,116)	860,516	834,469	9,008,313	—	43,047
EQ/Global Bond PLUS Portfolio	421,205	3,689,262	435,858	(369,476)	(1,693)	225,683	3,979,634	—	—
EQ/International Equity Index Portfolio	436,306	3,887,298	296,308	(594,509)	1,709	500,314	4,091,120	—	—
EQ/MFS International Growth Portfolio	158,231	1,075,804	186,074	(195,123)	2,961	148,112	1,217,828	40	28,607
EQ/PIMCO Ultra Short Bond Portfolio	341,089	3,105,170	592,924	(345,419)	(64)	65,073	3,417,684	—	—
EQ/Quality Bond PLUS Portfolio	574,093	4,714,211	544,820	(471,875)	289	285,681	5,073,126	—	—
EQ/Small Company Index Portfolio	136,102	1,217,199	456,714	(380,925)	10,723	161,490	1,465,201	—	1,843
Multimanager Aggressive Equity Portfolio	10,181	566,068	38,015	(48,374)	1,980	109,456	667,145	—	5,539
Multimanager Mid Cap Growth Portfolio*	79,877	710,398	45,375	(62,930)	3,369	141,088	837,300	—	2,388
Multimanager Mid Cap Value Portfolio	62,089	759,631	143,049	(58,136)	1,616	125,249	971,409	—	2,543

Total		44,389,579	5,072,259	(6,259,943)	893,445	3,833,631	47,928,971	233	83,982

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$47,928,971	$—	$47,928,971
Short-Term Investment
Investment Company	—	—	—	—

Total Assets	$—	$47,928,971	$—	$47,928,971

Total Liabilities	$—	$—	$—	$—

Total	$—	$47,928,971	$—	$47,928,971

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,973,438
Aggregate gross unrealized depreciation	(529,297)

Net unrealized appreciation	$8,444,141

Federal income tax cost of investments in securities and derivative instruments, if applicable	$39,484,830

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (65.1%)
EQ/BlackRock Basic Value Equity Portfolio‡	177,607	$4,158,114
EQ/Emerging Markets Equity PLUS Portfolio‡	852,035	7,767,033
EQ/Equity 500 Index Portfolio‡	1,004,305	48,515,395
EQ/International Equity Index Portfolio‡	2,082,514	19,527,139
EQ/MFS International Growth Portfolio‡	1,179,906	9,081,185
EQ/Small Company Index Portfolio‡	1,019,842	10,979,043
Multimanager Aggressive Equity Portfolio‡	36,058	2,362,948
Multimanager Mid Cap Growth Portfolio*‡	171,935	1,802,287
Multimanager Mid Cap Value Portfolio‡	187,291	2,930,246

Total Equity		107,123,390

Fixed Income (34.9%)
1290 VT High Yield Bond Portfolio‡	966,087	9,551,306
EQ/Core Bond Index Portfolio‡	2,114,391	21,719,763
EQ/Global Bond PLUS Portfolio‡	904,497	8,545,885
EQ/PIMCO Ultra Short Bond Portfolio‡	716,861	7,182,887
EQ/Quality Bond PLUS Portfolio‡	1,169,861	10,337,797

Total Fixed Income		57,337,638

Total Investments in Securities (100.0%) (Cost $128,554,625)		164,461,028
Other Assets Less Liabilities (0.0%)		44,016

Net Assets (100%)		$164,505,044

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio	966,087	8,481,025	1,198,532	(1,036,596)	592	907,753	9,551,306	—	—
EQ/BlackRock Basic Value Equity Portfolio	177,607	3,685,268	357,222	(443,013)	144	558,493	4,158,114	196	53
EQ/Core Bond Index Portfolio	2,114,391	19,553,762	3,026,649	(2,129,793)	5,929	1,263,216	21,719,763	—	—
EQ/Emerging Markets Equity PLUS Portfolio	852,035	7,313,076	790,964	(780,338)	2,723	440,608	7,767,033	684	—
EQ/Equity 500 Index Portfolio	1,004,305	45,349,875	3,383,225	(9,023,942)	2,116,236	6,690,001	48,515,395	—	232,630
EQ/Global Bond PLUS Portfolio	904,497	7,701,611	1,181,740	(818,295)	416	480,413	8,545,885	—	—
EQ/International Equity Index Portfolio	2,082,514	17,309,419	1,514,950	(1,557,087)	(413)	2,260,270	19,527,139	—	—
EQ/MFS International Growth Portfolio	1,179,906	7,790,393	918,350	(720,872)	833	1,092,481	9,081,185	300	215,242
EQ/PIMCO Ultra Short Bond Portfolio	716,861	6,259,336	1,543,660	(754,209)	95	134,005	7,182,887	—	—
EQ/Quality Bond PLUS Portfolio	1,169,861	9,354,089	1,473,865	(1,071,939)	1,288	580,494	10,337,797	—	—
EQ/Small Company Index Portfolio	1,019,842	9,164,169	2,201,755	(1,681,939)	(11,168)	1,306,226	10,979,043	—	13,892
Multimanager Aggressive Equity Portfolio	36,058	2,231,719	192,872	(483,644)	68,001	354,000	2,362,948	—	19,748
Multimanager Mid Cap Growth Portfolio*	171,935	1,520,936	136,498	(163,834)	409	308,278	1,802,287	—	5,178
Multimanager Mid Cap Value Portfolio	187,291	1,963,311	720,958	(81,258)	1,097	326,138	2,930,246	—	7,706

Total		147,677,989	18,641,240	(20,746,759)	2,186,182	16,702,376	164,461,028	1,180	494,449

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$164,461,028	$—	$164,461,028
Short-Term Investment
Investment Company	—	—	—	—

Total Assets	$—	$164,461,028	$—	$164,461,028

Total Liabilities	$—	$—	$—	$—

Total	$—	$164,461,028	$—	$164,461,028

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,163,534
Aggregate gross unrealized depreciation	(442,211)

Net unrealized appreciation	$35,721,323

Federal income tax cost of investments in securities and derivative instruments, if applicable	$128,739,705

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (79.2%)
EQ/BlackRock Basic Value Equity Portfolio‡	161,468	$3,780,263
EQ/Emerging Markets Equity PLUS Portfolio‡	840,932	7,665,828
EQ/Equity 500 Index Portfolio‡	1,205,021	58,211,501
EQ/International Equity Index Portfolio‡	2,102,536	19,714,871
EQ/MFS International Growth Portfolio‡	1,344,734	10,349,789
EQ/Small Company Index Portfolio‡	1,186,724	12,775,599
Multimanager Aggressive Equity Portfolio‡	29,337	1,922,514
Multimanager Mid Cap Growth Portfolio*‡	128,749	1,349,595
Multimanager Mid Cap Value Portfolio‡	115,273	1,803,490

Total Equity		117,573,450

Fixed Income (20.9%)
1290 VT High Yield Bond Portfolio‡	534,436	5,283,745
EQ/Core Bond Index Portfolio‡	1,138,862	11,698,784
EQ/Global Bond PLUS Portfolio‡	488,142	4,612,077
EQ/PIMCO Ultra Short Bond Portfolio‡	373,417	3,741,604
EQ/Quality Bond PLUS Portfolio‡	646,966	5,717,087

Total Fixed Income		31,053,297

Total Investments in Securities (100.1%) (Cost $114,139,805)		148,626,747
Other Assets Less Liabilities (-0.1%)		(92,658)

Net Assets (100%)		$148,534,089

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio	534,436	4,346,459	659,610	(199,700)	(54)	477,430	5,283,745	—	—
EQ/BlackRock Basic Value Equity Portfolio	161,468	3,072,812	405,890	(172,609)	36	474,134	3,780,263	178	48
EQ/Core Bond Index Portfolio	1,138,862	10,019,073	1,475,647	(462,009)	507	665,566	11,698,784	—	—
EQ/Emerging Markets Equity PLUS Portfolio	840,932	6,837,704	683,806	(243,669)	24	387,963	7,665,828	673	—
EQ/Equity 500 Index Portfolio	1,205,021	49,784,495	3,988,145	(5,378,806)	167,070	9,650,597	58,211,501	—	275,792
EQ/Global Bond PLUS Portfolio	488,142	3,968,452	563,902	(173,124)	(7)	252,854	4,612,077	—	—
EQ/International Equity Index Portfolio	2,102,536	16,594,873	1,545,165	(610,462)	63	2,185,232	19,714,871	—	—
EQ/MFS International Growth Portfolio	1,344,734	8,517,282	919,645	(286,821)	22	1,199,661	10,349,789	342	244,756
EQ/PIMCO Ultra Short Bond Portfolio	373,417	3,174,978	653,223	(154,916)	7	68,312	3,741,604	—	—
EQ/Quality Bond PLUS Portfolio	646,966	4,897,328	735,991	(230,029)	266	313,531	5,717,087	—	—
EQ/Small Company Index Portfolio	1,186,724	9,662,743	2,148,175	(371,249)	(282)	1,336,212	12,775,599	—	16,132
Multimanager Aggressive Equity Portfolio	29,337	1,473,884	259,569	(103,424)	145	292,340	1,922,514	—	16,039
Multimanager Mid Cap Growth Portfolio*	128,749	1,071,266	105,284	(43,152)	28	216,169	1,349,595	—	3,868
Multimanager Mid Cap Value Portfolio	115,273	967,334	690,101	(15,244)	38	161,261	1,803,490	—	4,738

Total		124,388,683	14,834,153	(8,445,214)	167,863	17,681,262	148,626,747	1,193	561,373

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$148,626,747	$—	$148,626,747

Total Assets	$—	$148,626,747	$—	$148,626,747

Total Liabilities	$—	$—	$—	$—

Total	$—	$148,626,747	$—	$148,626,747

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,492,215
Aggregate gross unrealized depreciation	(119,383)

Net unrealized appreciation	$34,372,832

Federal income tax cost of investments in securities and derivative instruments, if applicable	$114,253,915

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (88.6%)
EQ/BlackRock Basic Value Equity Portfolio‡	157,488	$3,687,083
EQ/Emerging Markets Equity PLUS Portfolio‡	727,334	6,630,280
EQ/Equity 500 Index Portfolio‡	1,063,190	51,359,992
EQ/International Equity Index Portfolio‡	1,870,536	17,539,481
EQ/MFS International Growth Portfolio‡	1,178,169	9,067,817
EQ/Small Company Index Portfolio‡	1,031,822	11,108,014
Multimanager Aggressive Equity Portfolio‡	25,303	1,658,168
Multimanager Mid Cap Growth Portfolio*‡	96,295	1,009,405
Multimanager Mid Cap Value Portfolio‡	111,213	1,739,981

Total Equity		103,800,221

Fixed Income (11.5%)
1290 VT High Yield Bond Portfolio‡	283,192	2,799,801
EQ/Core Bond Index Portfolio‡	476,644	4,896,249
EQ/Global Bond PLUS Portfolio‡	187,092	1,767,685
EQ/PIMCO Ultra Short Bond Portfolio‡	154,174	1,544,806
EQ/Quality Bond PLUS Portfolio‡	271,566	2,399,767

Total Fixed Income		13,408,308

Total Investments in Securities (100.1%) (Cost $90,768,591)		117,208,529
Other Assets Less Liabilities (-0.1%)		(64,940)

Net Assets (100%)		$117,143,589

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)		Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio	283,192	2,318,513	289,229	(61,215)	(9)		253,283	2,799,801	—	—
EQ/BlackRock Basic Value Equity Portfolio	157,488	2,975,198	371,777	(123,161)	11		463,258	3,687,083	173	47
EQ/Core Bond Index Portfolio	476,644	4,181,348	559,080	(119,174)	—	#	274,995	4,896,249	—	—
EQ/Emerging Markets Equity PLUS Portfolio	727,334	5,933,643	537,611	(177,862)	32		336,856	6,630,280	580	—
EQ/Equity 500 Index Portfolio	1,063,190	42,743,129	3,789,518	(3,725,111)	133,555		8,418,901	51,359,992	—	242,596
EQ/Global Bond PLUS Portfolio	187,092	1,508,867	203,660	(39,481)	3		94,636	1,767,685	—	—
EQ/International Equity Index Portfolio	1,870,536	14,697,502	1,336,335	(442,660)	60		1,948,244	17,539,481	—	—
EQ/MFS International Growth Portfolio	1,178,169	7,335,861	925,899	(235,820)	15		1,041,862	9,067,817	298	213,720
EQ/PIMCO Ultra Short Bond Portfolio	154,174	1,357,674	205,516	(46,726)	1		28,341	1,544,806	—	—
EQ/Quality Bond PLUS Portfolio	271,566	2,052,171	279,227	(61,215)	10		129,574	2,399,767	—	—
EQ/Small Company Index Portfolio	1,031,822	8,036,986	2,256,987	(296,305)	21		1,110,325	11,108,014	—	13,977
Multimanager Aggressive Equity Portfolio	25,303	1,222,616	276,017	(86,937)	66		246,406	1,658,168	—	13,742
Multimanager Mid Cap Growth Portfolio*	96,295	799,958	68,453	(21,734)	3		162,725	1,009,405	—	2,884
Multimanager Mid Cap Value Portfolio	111,213	912,271	685,801	(10,502)	20		152,391	1,739,981	—	4,566

Total		96,075,737	11,785,110	(5,447,903)	133,788		14,661,797	117,208,529	1,051	491,532

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$117,208,529	$—	$117,208,529

Total Assets	$—	$117,208,529	$—	$117,208,529

Total Liabilities	$—	$—	$—	$—

Total	$—	$117,208,529	$—	$117,208,529

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,410,311
Aggregate gross unrealized depreciation	(7,149)

Net unrealized appreciation	$26,403,162

Federal income tax cost of investments in securities and derivative instruments, if applicable	$90,805,367

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (99.5%)
EQ/BlackRock Basic Value Equity Portfolio‡	60,767	$1,422,669
EQ/Emerging Markets Equity PLUS Portfolio‡	194,434	1,772,435
EQ/Equity 500 Index Portfolio‡	275,069	13,287,901
EQ/International Equity Index Portfolio‡	472,863	4,433,899
EQ/MFS International Growth Portfolio‡	422,826	3,254,293
EQ/Small Company Index Portfolio‡	314,154	3,381,999
Multimanager Aggressive Equity Portfolio‡	15,043	985,761
Multimanager Mid Cap Growth Portfolio*‡	11,312	118,579
Multimanager Mid Cap Value Portfolio‡	19,164	299,825

Total Equity		28,957,361

Fixed Income (0.5%)
EQ/Core Bond Index Portfolio‡	12,678	130,235

Total Investments in Securities (100.0%) (Cost $26,824,253)		29,087,596
Other Assets Less Liabilities (0.0%)		10,356

Net Assets (100%)		$29,097,952

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/BlackRock Basic Value Equity Portfolio	60,767	1,076,307	387,619	(219,127)	218	177,652	1,422,669	76	21
EQ/Core Bond Index Portfolio	12,678	—	136,601	(9,351)	93	2,892	130,235	—	—
EQ/Emerging Markets Equity PLUS Portfolio	194,434	1,483,931	469,168	(259,577)	339	78,574	1,772,435	175	—
EQ/Equity 500 Index Portfolio	275,069	10,276,128	3,167,831	(2,339,920)	32,562	2,151,300	13,287,901	—	69,845
EQ/International Equity Index Portfolio	472,863	3,434,263	1,173,580	(657,989)	(477)	484,522	4,433,899	—	—
EQ/MFS International Growth Portfolio	422,826	2,490,266	800,597	(399,021)	(1,098)	363,549	3,254,293	118	84,880
EQ/Small Company Index Portfolio	314,154	2,392,898	1,165,712	(514,889)	521	337,757	3,381,999	—	4,816
Multimanager Aggressive Equity Portfolio	15,043	706,166	291,165	(159,365)	222	147,573	985,761	—	9,330
Multimanager Mid Cap Growth Portfolio*	11,312	85,259	35,616	(19,921)	26	17,599	118,579	—	387
Multimanager Mid Cap Value Portfolio	19,164	99,417	193,425	(9,960)	— #	16,943	299,825	—	810

Total		22,044,635	7,821,314	(4,589,120)	32,406	3,778,361	29,087,596	369	170,089

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$29,087,596	$—	$29,087,596

Total Assets	$—	$29,087,596	$—	$29,087,596

Total Liabilities	$—	$—	$—	$—

Total	$—	$29,087,596	$—	$29,087,596

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,566,053
Aggregate gross unrealized depreciation	(361,122)

Net unrealized appreciation	$2,204,931

Federal income tax cost of investments in securities and derivative instruments, if applicable	$26,882,665

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for each Portfolio (each, a “Portfolio” and collectively, the “Portfolios”) of the AXA Premier VIP Trust (the “Trust”). The Board has delegated the responsibility of calculating the net asset value (“NAV”) of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“FMG LLC”, in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of September 30, 2019 is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3, are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV. At September 30, 2019, none of the Portfolios applied these procedures.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.